SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 11.9%
Automobiles & Components - 1.8%
Gentherm, Inc. (a)	101,834	$3,468,466
Goodyear Tire & Rubber Co. (The) (a)	520,116	3,890,468
		7,358,934
Consumer Discretionary Distribution & Retail - 2.9%
Advance Auto Parts, Inc.	120,394	7,392,192
American Eagle Outfitters, Inc.	259,894	4,446,786
		11,838,978
Consumer Durables & Apparel - 4.6%
Capri Holdings, Ltd. (a)	246,570	4,911,674
VF Corp.	980,209	14,144,416
		19,056,090
Consumer Services - 2.6%
Papa John’s International, Inc.	223,623	10,767,447

Energy - 2.1%
Energy - 2.1%
Crescent Energy Co. - Class A	422,506	3,768,753
Helmerich & Payne, Inc.	109,097	2,409,953
Valaris, Ltd. (a)	52,005	2,536,284
		8,714,990
Financials - 20.2%
Banks - 18.5%
Ameris Bancorp	82,547	6,051,521
Cadence Bank	215,986	8,108,114
Columbia Banking System, Inc.	168,069	4,326,096
Community Bank System, Inc.	97,692	5,728,659
Glacier Bancorp, Inc.	123,242	5,998,188
Hancock Whitney Corp.	97,524	6,105,978
National Bank Holdings Corp. - Class A	174,669	6,749,210
Peoples BanCorp, Inc.	48,288	1,448,157
Seacoast Banking Corp. of Florida	232,099	7,062,773
Southstate Bank Corp.	64,760	6,402,821
Texas Capital Bancshares, Inc. (a)	92,677	7,833,987
United Community Banks, Inc.	132,205	4,144,627

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 20.2% (Continued)
Banks - 18.5% (Continued)
WesBanco, Inc.	203,264	$6,490,219
		76,450,350
Financial Services - 1.7%
DigitalBridge Group, Inc. - Class A	603,182	7,057,229

Health Care - 7.6%
Health Care Equipment & Services - 6.3%
Adapthealth Corp. (a)	931,262	8,334,795
AngioDynamics, Inc. (a)	322,747	3,605,084
ICU Medical, Inc. (a)	50,497	6,057,620
NeoGenomics, Inc. (a)	221,418	1,709,347
QuidelOrtho Corp. (a)	221,631	6,527,033
		26,233,879
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
BioCryst Pharmaceuticals, Inc. (a)	186,865	1,418,305
Galapagos N.V. ADR (Belgium) (a)	113,522	3,932,402
		5,350,707
Industrials - 19.9%
Capital Goods - 18.8%
AAR Corp. (a)	33,562	3,009,504
Apogee Enterprises, Inc.	138,968	6,054,836
AZZ, Inc.	83,160	9,075,251
Columbus McKinnon Corp.	131,241	1,881,996
Enerpac Tool Group Corp. - Class A	57,029	2,338,189
EnerSys	79,736	9,006,979
Franklin Electric Co., Inc.	54,891	5,225,623
Gibraltar Industries, Inc. (a)	57,941	3,638,695
Mercury Systems, Inc. (a)	144,545	11,187,783
Quanex Building Products Corp.	231,883	3,297,376
REV Group, Inc.	124,468	7,053,602
Timken Co., (The)	23,301	1,751,769
Valmont Industries, Inc.	36,802	14,269,239
		77,790,842
Transportation - 1.1%
ArcBest Corp.	38,636	2,699,497

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 19.9% (Continued)
Transportation - 1.1% (Continued)
Hub Group, Inc. - Class A	48,688	$1,676,815
		4,376,312
Information Technology - 17.6%
Semiconductors & Semiconductor Equipment - 9.0%
Allegro MicroSystems, Inc. (a)	217,115	6,339,758
Ambarella, Inc. (Cayman Islands) (a)	68,227	5,630,092
Amkor Technology, Inc.	100,852	2,864,197
Axcelis Technologies, Inc. (a)	12,775	1,247,351
Onto Innovation, Inc. (a)	34,580	4,468,428
Rambus, Inc. (a)	42,359	4,413,808
Synaptics, Inc. (a)	97,613	6,670,872
Universal Display Corp.	23,735	3,409,058
Veeco Instruments, Inc. (a)	74,176	2,257,176
		37,300,740
Software & Services - 2.0%
Five9, Inc. (a)	73,238	1,772,360
Progress Software Corp.	143,850	6,319,330
		8,091,690
Technology Hardware & Equipment - 6.6%
Belden, Inc.	59,397	7,143,677
Frequency Electronics, Inc. (a)	57,265	1,941,856
Littelfuse, Inc.	36,012	9,327,468
Rogers Corp. (a)	31,238	2,513,410
Viavi Solutions, Inc. (a)	399,071	5,064,211
Vishay Precision Group, Inc. (a)	37,623	1,205,817
		27,196,439
Materials - 12.3%
Materials - 12.3%
Alamos Gold, Inc. - Class A (Canada)	292,399	10,193,029
Element Solutions, Inc.	181,654	4,572,231
Ingevity Corp. (a)	220,708	12,180,875
MP Materials Corp. (a)	81,919	5,494,307
O-I Glass, Inc. (a)	509,701	6,610,822
Sensient Technologies Corp.	54,739	5,137,255
Silgan Holdings, Inc.	99,399	4,275,151

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 12.3% (Continued)
Materials - 12.3% (Continued)
United States Antimony Corp. (a)	397,942	$2,467,241
		50,930,911
Real Estate - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
CareTrust REIT, Inc.	123,662	4,288,598
Empire State Realty Trust, Inc. - Class A	201,801	1,545,796
STAG Industrial, Inc.	133,833	4,722,967
Terreno Realty Corp.	54,850	3,112,737
		13,670,098
Utilities - 3.4%
Utilities - 3.4%
New Jersey Resources Corp.	72,847	3,507,583
OGE Energy Corp.	104,617	4,840,629
TXNM Energy, Inc.	98,122	5,548,799
		13,897,011

Investments at Value - 98.3% (Cost $319,774,136)		$406,082,647

Other Assets in Excess of Liabilities - 1.7%		7,076,423

Net Assets - 100.0%		$413,159,070

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 10.1%
Automobiles & Components - 2.3%
Modine Manufacturing Co. (a)	43,005	$6,113,591

Consumer Discretionary Distribution & Retail - 2.6%
Boot Barn Holdings, Inc. (a)	32,262	5,346,459
Revolve Group, Inc. (a)	80,262	1,709,580
		7,056,039
Consumer Durables & Apparel - 2.7%
Cavco Industries, Inc. (a)	4,939	2,868,226
Installed Building Products, Inc.	18,517	4,567,403
		7,435,629
Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	24,090	2,615,452
Churchill Downs, Inc.	20,507	1,989,384
Kura Sushi USA, Inc. - Class A (a)	25,586	1,520,064
Sweetgreen, Inc. - Class A (a)	73,791	588,852
		6,713,752
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.5%
Sprouts Farmers Market, Inc. (a)	12,970	1,411,136

Food, Beverage & Tobacco - 2.8%
Freshpet, Inc. (a)	20,944	1,154,224
Vita Coco Co., Inc. (The) (a)	67,054	2,847,783
Vital Farms, Inc. (a)	85,090	3,501,454
		7,503,461
Energy - 4.6%
Energy - 4.6%
Matador Resources Co.	61,714	2,772,810
Range Resources Corp.	105,019	3,952,915
TechnipFMC PLC (United Kingdom)	141,041	5,564,068
		12,289,793

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 10.2%
Banks - 2.1%
Bancorp, Inc. (The) (a)	76,955	$5,763,160

Financial Services - 4.9%
Hamilton Lane, Inc. - Class A	28,923	3,898,531
Houlihan Lokey, Inc.	22,656	4,651,730
StepStone Group, Inc. - Class A	69,585	4,544,596
		13,094,857
Insurance - 3.2%
Goosehead Insurance, Inc. - Class A	25,987	1,933,953
Kinsale Capital Group, Inc.	4,828	2,053,155
Skyward Specialty Insurance Group, Inc. (a)	98,921	4,704,683
		8,691,791
Health Care - 18.1%
Health Care Equipment & Services - 11.7%
Ensign Group, Inc. (The)	30,508	5,270,867
Glaukos Corp. (a)	33,722	2,750,029
Globus Medical, Inc. - Class A (a)	33,522	1,919,805
Guardant Health, Inc. (a)	82,476	5,153,101
HealthEquity, Inc. (a)	46,142	4,372,877
Option Care Health, Inc. (a)	92,798	2,576,072
PROCEPT BioRobotics Corp. (a)	56,265	2,008,098
RadNet, Inc. (a)	99,285	7,566,510
		31,617,359
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
Alkermes PLC (Ireland) (a)	121,424	3,642,720
Crinetics Pharmaceuticals, Inc. (a)	48,918	2,037,435
Cytokinetics, Inc. (a)	49,003	2,693,205
Denali Therapeutics, Inc. (a)	139,355	2,023,435
Madrigal Pharmaceuticals, Inc. (a)	6,129	2,811,127
Protagonist Therapeutics, Inc. (a)	33,403	2,218,961
Vaxcyte, Inc. (a)	49,750	1,791,995
		17,218,878
Industrials - 23.9%
Capital Goods - 16.9%
Construction Partners, Inc. - Class A (a)	36,761	4,668,647

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 23.9% (Continued)
Capital Goods - 16.9% (Continued)
CSW Industrials, Inc.	11,936	$2,897,464
Everus Construction Group, Inc. (a)	58,832	5,044,844
FTAI Aviation, Ltd. (Bermuda)	23,124	3,858,471
Griffon Corp.	35,955	2,737,973
Limbach Holdings, Inc. (a)	27,949	2,714,407
Loar Holdings, Inc. (a)	47,340	3,787,200
McGrath RentCorp	19,850	2,328,405
Simpson Manufacturing Co., Inc.	15,191	2,543,885
SiteOne Landscape Supply, Inc. (a)	27,269	3,512,247
Sterling Infrastructure, Inc. (a)	12,192	4,141,378
VSE Corp.	44,955	7,473,319
		45,708,240
Commercial & Professional Services - 5.5%
Casella Waste Systems, Inc. - Class A (a)	58,384	5,539,474
CECO Environmental Corp. (a)	70,637	3,616,614
Parsons Corp. (a)	45,041	3,734,800
Tetra Tech, Inc.	59,197	1,975,996
		14,866,884
Transportation - 1.5%
Saia, Inc. (a)	13,150	3,936,584

Information Technology - 21.3%
Semiconductors & Semiconductor Equipment - 7.7%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	25,770	3,752,370
Lattice Semiconductor Corp. (a)	57,431	4,210,841
MACOM Technology Solutions Holdings, Inc. (a)	33,324	4,148,505
Onto Innovation, Inc. (a)	29,131	3,764,308
SiTime Corp. (a)	9,850	2,967,903
Veeco Instruments, Inc. (a)	62,677	1,907,261
		20,751,188
Software & Services - 8.9%
Alkami Technology, Inc. (a)	71,573	1,777,874
Box, Inc. - Class A (a)	141,897	4,579,016
Clearwater Analytics Holdings, Inc. - Class A (a)	105,954	1,909,291
Descartes Systems Group, Inc. (The) (Canada) (a)	41,253	3,887,270

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 21.3% (Continued)
Software & Services - 8.9% (Continued)
JFrog, Ltd. (a)	96,240	$4,555,039
Procore Technologies, Inc. (a)	61,248	4,466,204
ServiceTitan, Inc. - Class A (a)	29,617	2,986,282
		24,160,976
Technology Hardware & Equipment - 4.7%
Itron, Inc. (a)	22,939	2,857,282
Mirion Technologies, Inc. (a)	302,982	7,047,361
Novanta, Inc. (Canada) (a)	28,179	2,822,127
		12,726,770
Materials - 5.3%
Materials - 5.3%
Hawkins, Inc.	31,351	5,728,455
Knife River Corp. (a)	22,857	1,757,018
Materion Corp.	39,571	4,780,572
United States Lime & Minerals, Inc.	16,248	2,137,424
		14,403,469
Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Terreno Realty Corp.	59,247	3,362,267

Investments at Value - 98.1% (Cost $214,162,347)		$264,825,824

Other Assets in Excess of Liabilities - 1.9%		5,238,687

Net Assets - 100.0%		$270,064,511

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Consumer Discretionary - 7.9%
Automobiles & Components - 2.5%
Fox Factory Holding Corp. (a)	13,000	$315,770
Gentex Corp.	14,377	406,869
Gentherm, Inc. (a)	27,232	927,522
Modine Manufacturing Co. (a)	5,233	743,923
		2,394,084
Consumer Discretionary Distribution & Retail - 0.6%
Bath & Body Works, Inc.	24,238	624,371

Consumer Durables & Apparel - 2.5%
Gildan Activewear, Inc. (Canada)	28,421	1,642,734
Steven Madden, Ltd.	23,984	802,984
		2,445,718
Consumer Services - 2.3%
Churchill Downs, Inc.	10,008	970,876
Texas Roadhouse, Inc.	7,315	1,215,388
		2,186,264
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Casey’s General Stores, Inc.	2,102	1,188,303

Energy - 2.2%
Energy - 2.2%
Chord Energy Corp.	7,400	735,338
Matador Resources Co.	29,861	1,341,655
		2,076,993
Financials - 10.5%
Banks - 10.5%
Ameris Bancorp	22,311	1,635,619
Cadence Bank	37,821	1,419,800
Glacier Bancorp, Inc.	31,015	1,509,500
Seacoast Banking Corp. of Florida	43,295	1,317,467
Southstate Bank Corp.	18,909	1,869,533
United Bankshares, Inc.	35,715	1,328,955

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Banks - 10.5% (Continued)
United Community Banks, Inc.	34,950	$1,095,683
		10,176,557
Health Care - 14.6%
Health Care Equipment & Services - 9.1%
Chemed Corp.	1,592	712,802
Encompass Health Corp.	7,099	901,715
Ensign Group, Inc. (The)	12,246	2,115,741
Globus Medical, Inc. - Class A (a)	20,705	1,185,775
Insulet Corp. (a)	4,920	1,518,952
iRhythm Technologies, Inc. (a)	7,819	1,344,790
LeMaitre Vascular, Inc.	11,306	989,388
		8,769,163
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
Azenta, Inc. (a)	31,653	909,074
Bio-Techne Corp.	21,913	1,219,020
Halozyme Therapeutics, Inc. (a)	9,387	688,443
Repligen Corp. (a)	8,000	1,069,360
Veracyte, Inc. (a)	27,847	955,988
Vericel Corp. (a)	17,049	536,532
		5,378,417
Industrials - 28.9%
Capital Goods - 23.2%
AAR Corp. (a)	10,829	971,036
Carlisle Cos., Inc.	1,587	522,060
Columbus McKinnon Corp.	21,060	302,000
Crane Co.	9,195	1,693,167
Enpro, Inc.	11,197	2,530,522
Flowserve Corp.	25,106	1,334,133
Griffon Corp.	19,737	1,502,973
ITT, Inc.	8,938	1,597,757
Kadant, Inc.	2,099	624,620
Moog, Inc. - Class A	4,344	902,118
RBC Bearings, Inc. (a)	5,756	2,246,509
Regal Rexnord Corp.	5,360	768,838
REV Group, Inc.	12,768	723,563

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Industrials - 28.9% (Continued)
Capital Goods - 23.2% (Continued)
Rush Enterprises, Inc. - Class A	25,838	$1,381,558
Simpson Manufacturing Co., Inc.	4,871	815,698
SPX Technologies, Inc. (a)	3,637	679,319
Standex International Corp.	5,795	1,227,960
UFP Industries, Inc.	6,689	625,355
Valmont Industries, Inc.	5,130	1,989,055
		22,438,241
Commercial & Professional Services - 4.5%
CACI International, Inc. - Class A (a)	2,298	1,146,197
Casella Waste Systems, Inc. - Class A (a)	13,289	1,260,860
KBR, Inc.	17,073	807,382
WNS Holdings, Ltd. (Jersey) (a)	15,091	1,150,991
		4,365,430
Transportation - 1.2%
Allegiant Travel Co. (a)	5,014	304,701
Hub Group, Inc. - Class A	23,965	825,354
		1,130,055
Information Technology - 17.8%
Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems, Inc. (a)	31,290	913,668
Lattice Semiconductor Corp. (a)	15,800	1,158,456
Universal Display Corp.	9,146	1,313,640
		3,385,764
Software & Services - 8.7%
ACI Worldwide, Inc. (a)	21,979	1,159,832
Agilysys, Inc. (a)	16,619	1,749,150
BlackLine, Inc. (a)	20,746	1,101,612
CCC Intelligent Solutions Holdings, Inc. (a)	50,775	462,560
Descartes Systems Group, Inc. (The) (Canada) (a)	15,855	1,494,017
Five9, Inc. (a)	13,000	314,600
Procore Technologies, Inc. (a)	14,353	1,046,621
Q2 Holdings, Inc. (a)	14,173	1,025,983
		8,354,375

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Technology Hardware & Equipment - 5.6%
Advanced Energy Industries, Inc.	7,914	$1,346,488
Badger Meter, Inc.	2,391	426,985
Crane NXT Co.	16,981	1,138,916
Littelfuse, Inc.	6,553	1,697,292
PAR Technology Corp. (a)	21,066	833,792
		5,443,473
Materials - 8.9%
Materials - 8.9%
AptarGroup, Inc.	5,838	780,307
Eagle Materials, Inc.	5,676	1,322,735
Element Solutions, Inc.	75,657	1,904,287
Ingevity Corp. (a)	25,559	1,410,601
James Hardie Industries PLC (Ireland) (a)	19,678	378,014
Materion Corp.	12,469	1,506,380
Silgan Holdings, Inc.	28,993	1,246,989
		8,549,313
Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
First Industrial Realty Trust, Inc.	19,867	1,022,555
STAG Industrial, Inc.	30,628	1,080,862
		2,103,417

Investments at Value - 94.2% (Cost $72,202,485)		$91,009,938

Other Assets in Excess of Liabilities - 5.8%		5,576,471

Net Assets - 100.0%		$96,586,409

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 7.8%
Media & Entertainment - 7.8%
Alphabet, Inc. - Class C	16,434	$4,002,501
Meta Platforms, Inc. - Class A	4,198	3,082,927
		7,085,428
Consumer Discretionary - 11.3%
Consumer Discretionary Distribution & Retail - 8.2%
Amazon.com, Inc. (a)	12,667	2,781,293
Home Depot, Inc. (The)	2,534	1,026,752
O’Reilly Automotive, Inc. (a)	17,101	1,843,659
TJX Cos., Inc. (The)	12,663	1,830,310
		7,482,014
Consumer Durables & Apparel - 1.0%
Deckers Outdoor Corp. (a)	9,592	972,341

Consumer Services - 2.1%
InterContinental Hotels Group PLC ADR (United Kingdom)	9,151	1,109,650
Starbucks Corp.	9,185	777,051
		1,886,701
Consumer Staples - 3.2%
Food, Beverage & Tobacco - 1.2%
Mondelez International, Inc. - Class A	17,386	1,086,103

Household & Personal Products - 2.0%
BellRing Brands, Inc. (a)	21,153	768,912
Church & Dwight Co., Inc.	12,294	1,077,323
		1,846,235
Energy - 3.4%
Energy - 3.4%
Chevron Corp.	9,767	1,516,718
Suncor Energy, Inc. (Canada)	38,420	1,606,340
		3,123,058
Financials - 14.3%
Banks - 3.3%
JPMorgan Chase & Co.	9,663	3,048,000

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 14.3% (Continued)
Financial Services - 6.3%
Ares Management Corp. - Class A	5,629	$900,021
Berkshire Hathaway, Inc. - Class B (a)	2,506	1,259,866
Nasdaq, Inc.	11,887	1,051,405
Visa, Inc. - Class A	7,419	2,532,698
		5,743,990
Insurance - 4.7%
Globe Life, Inc.	14,839	2,121,532
Reinsurance Group of America, Inc.	11,069	2,126,687
		4,248,219
Health Care - 10.3%
Health Care Equipment & Services - 6.8%
Boston Scientific Corp. (a)	16,355	1,596,739
IDEXX Laboratories, Inc. (a)	1,900	1,213,891
McKesson Corp.	2,304	1,779,932
STERIS PLC (Ireland)	6,614	1,636,568
		6,227,130
Healthcare Equipment & Services - 1.0%
Veeva Systems, Inc. - Class A (a)	3,156	940,204

Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
Bio-Techne Corp.	20,119	1,119,220
Thermo Fisher Scientific, Inc.	2,360	1,144,647
		2,263,867
Industrials - 11.6%
Capital Goods - 8.8%
3M Co.	8,894	1,380,171
ATI, Inc. (a)	26,288	2,138,266
Dover Corp.	5,769	962,442
Quanta Services, Inc.	4,493	1,861,989
RTX Corp.	10,399	1,740,065
		8,082,933
Commercial & Professional Services - 2.8%
CACI International, Inc. - Class A (a)	2,699	1,346,207
Republic Services, Inc.	5,222	1,198,344
		2,544,551

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 33.4%
Semiconductors & Semiconductor Equipment - 10.5%
Analog Devices, Inc.	4,634	$1,138,574
MACOM Technology Solutions Holdings, Inc. (a)	7,213	897,946
Marvell Technology, Inc.	19,254	1,618,684
Monolithic Power Systems, Inc.	2,427	2,234,393
NVIDIA Corp.	19,870	3,707,345
		9,596,942
Software & Services - 15.8%
Cadence Design Systems, Inc. (a)	5,531	1,942,819
Fair Isaac Corp. (a)	959	1,435,172
Intuit, Inc.	2,432	1,660,837
Microsoft Corp.	7,902	4,092,841
Palo Alto Networks, Inc. (a)	10,557	2,149,616
SAP S.E. ADR (Germany)	5,256	1,404,456
ServiceNow, Inc. (a)	1,877	1,727,366
		14,413,107
Technology Hardware & Equipment - 7.1%
Apple, Inc.	9,311	2,370,860
Arista Networks, Inc. (a)	14,518	2,115,418
Motorola Solutions, Inc.	4,273	1,954,000
		6,440,278
Materials - 1.2%
Materials - 1.2%
Avery Dennison Corp.	6,498	1,053,781

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
CBRE Group, Inc. - Class A (a)	9,057	$1,427,021

Investments at Value - 98.1% (Cost $50,122,581)		$89,511,903

Other Assets in Excess of Liabilities - 1.9%		1,688,608

Net Assets - 100.0%		$91,200,511

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 10.7%
Media & Entertainment - 6.5%
Boyaa Interactive International, Ltd. (China)	403,718	$348,313
Navneet Education, Ltd. (India)	9,937	17,061
NetDragon Websoft Holdings, Ltd. (China)	175,500	348,824
NetEase, Inc. ADR (China)	1,500	227,985
Sun TV Network, Ltd. (India)	14,224	83,862
Taiwan Optical Platform Co., Ltd. (Taiwan)	6,000	15,354
Tencent Holdings, Ltd. (China)	47,600	4,056,024
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	183,222	252,452
Zee Entertainment Enterprises, Ltd. (India)	24,187	30,637
		5,380,512
Telecommunication Services - 4.2%
Bharti Airtel, Ltd. (India)	12,042	254,548
China Tower Corp., Ltd. - H Shares 144A (China) (a)	158,000	232,917
China United Network Communications, Ltd. - Class A (China)	483,400	374,395
Etihad Etisalat Co. (Saudi Arabia)	32,900	592,607
Far EasTone Telecommunications Co., Ltd. (Taiwan)	27,000	78,410
Indus Towers, Ltd. (India) (b)	97,471	376,149
KT Corp. ADR (South Korea)	19,100	372,450
LG Uplus Corp. (South Korea)	29,898	326,864
Mobile Telecommunications Co. KSCP (Kuwait)	86,184	145,184
MTN Group, Ltd. (South Africa)	13,005	109,442
Ooredoo Q.P.S.C. (Qatar)	67,798	254,573
Telkom S.A. SOC, Ltd. (South Africa)	93,115	275,905
Turk Telekomunikasyon A.S. (Turkey) (b)	24,394	29,816
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	11,000	66,220
		3,489,480
Consumer Discretionary - 13.6%
Automobiles & Components - 5.4%
Astra Otoparts Tbk P.T. (Indonesia)	268,800	37,221
Automotive Axles, Ltd. (India)	8,260	160,622
Brilliance China Automotive Holdings, Ltd. (China)	184,000	97,298
CEAT, Ltd. (India)	5,239	199,537
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	59,000	73,001

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Automobiles & Components - 5.4% (Continued)
FIEM Industries, Ltd. (India)	9,297	$199,390
Geely Automobile Holdings, Ltd. (China)	363,000	911,948
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	37,100
Hero MotoCorp, Ltd. (India)	7,767	478,679
Hu Lane Associate, Inc. (Taiwan)	6,300	26,433
Huayu Automotive Systems Co., Ltd. - Class A (China)	56,900	164,096
Hyundai Mobis Co., Ltd. (South Korea)	675	143,539
Iochpe-Maxion S.A. (Brazil)	29,800	66,741
JK Tyre & Industries, Ltd. (India)	24,919	100,257
Kia Corp. (South Korea)	4,750	340,773
Minth Group, Ltd. (China)	124,000	536,951
Nemak S.A.B. de C.V. 144A (Mexico) (a)(b)	654,200	152,864
Nexteer Automotive Group, Ltd. (China)	152,000	166,796
Rane Holdings, Ltd. (India)	2,002	36,456
SAIC Motor Corp., Ltd. - Class A (China)	15,400	37,113
SL Corp. (South Korea)	1,287	31,081
SNT Holdings Co., Ltd. (South Korea)	1,627	84,501
Tata Motors, Ltd. (India)	26,024	199,308
Thai Stanley Electric PCL (Thailand)	17,267	96,952
Tong Yang Industry Co., Ltd. (Taiwan)	8,000	24,588
Yadea Group Holdings, Ltd. 144A (China) (a)	44,000	78,329
		4,481,574
Consumer Discretionary Distribution & Retail - 4.8%
Alibaba Group Holding, Ltd. ADR (China)	13,370	2,389,620
Autohellas Tourist and Trading S.A. (Greece)	5,950	79,438
Bermaz Auto Bhd (Malaysia)	192,700	31,143
China Harmony Auto Holding, Ltd. (China)	393,000	81,044
Chow Tai Fook Jewellery Group, Ltd. (China)	49,600	99,121
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,328	31,003
Naspers, Ltd. - N Shares (South Africa) (b)	674	244,922
Organizacion Terpel S.A. (Colombia)	12,336	48,102
Oriental Holdings Bhd (Malaysia)	21,500	35,047
Padini Holdings Bhd (Malaysia)	77,200	36,689
Vipshop Holdings, Ltd. ADR (China)	49,400	970,216
		4,046,345

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Consumer Durables & Apparel - 2.8%
361 Degrees International, Ltd. (China)	602,000	$484,322
Coway Co., Ltd. (South Korea)	1,069	74,992
Cuckoo Holdings Co., Ltd. (South Korea)	2,227	50,926
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	116,400	650,188
Haier Smart Home Co., Ltd. - H Shares (China)	82,200	266,676
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	15,000	46,873
Pou Chen Corp. (Taiwan)	88,000	83,517
Siyaram Silk Mills, Ltd. (India)	26,156	191,723
TCL Electronics Holdings, Ltd. (China)	258,000	347,057
Topkey Corp. (Taiwan)	6,000	38,035
Xtep International Holdings, Ltd. (China)	113,500	85,156
		2,319,465
Consumer Services - 0.6%
Cogna Educacao S.A. (Brazil)	152,800	96,176
DigiPlus Interactive Corp. (Philippines)	159,700	69,167
Magnum Bhd (Malaysia)	172,700	55,711
Sports Toto Bhd (Malaysia)	114,300	38,861
TravelSky Technology, Ltd. - H Shares (China)	31,000	42,320
Tsogo Sun, Ltd. (South Africa)	412,099	155,349
YDUQS Participacoes S.A. (Brazil)	14,600	35,442
		493,026
Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 0.1%
Cosco Capital, Inc. (Philippines)	146,912	19,353
Nahdi Medical Co. (Saudi Arabia)	1,192	37,824
Robinsons Retail Holdings, Inc. (Philippines)	107,800	65,364
		122,541

Food, Beverage & Tobacco - 3.4%
Alicorp S.A.A. (Peru)	15,555	39,347
Anhui Gujing Distillery Co., Ltd. - Class B (China)	20,300	282,136
Binggrae Co., Ltd. (South Korea)	671	35,895
British American Tobacco Bhd (Malaysia)	41,000	49,785

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Staples - 3.8% (Continued)
Food, Beverage & Tobacco - 3.4% (Continued)
Charoen Pokphand Foods PCL (Thailand)	86,200	$59,259
China Resources Beer Holdings Co., Ltd. (China)	16,000	56,295
Dalmia Bharat Sugar & Industries, Ltd. (India)	41,840	164,651
Dharma Satya Nusantara Tbk P.T. (Indonesia)	707,100	69,939
Dongwon Industries Co., Ltd. (South Korea)	1,264	40,981
Eastern Co. SAE (Egypt)	79,007	70,343
GFPT Public Co., Ltd. (Thailand)	119,800	36,793
Grupo Nutrisa S.A.B de C.V. (Mexico) (b)	2,762	722
Hap Seng Plantations Holdings Bhd (Malaysia)	71,100	33,790
Hey Song Corp. (Taiwan)	50,000	62,627
Indofood Sukses Makmur Tbk P.T. (Indonesia)	142,600	61,810
JBS N.V. - Class A (Brazil) (b)	19,500	291,135
Kaveri Seed Co., Ltd. (India)	16,078	190,131
KRBL, Ltd. (India)	55,644	215,782
Orion Corp. (South Korea)	484	35,720
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	455,300	36,982
Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	55,818
Samyang Holdings Corp. (South Korea)	1,820	120,690
Sarawak Oil Palms Bhd (Malaysia)	150,600	117,489
Ta Ann Holdings Bhd (Malaysia)	47,800	47,177
Thai Vegetable Oil PCL (Thailand)	125,100	97,397
Thaifoods Group PCL (Thailand)	793,500	123,605
Tingyi Caymen Islands Holding Corp. (China)	230,000	307,255
TSH Resources Bhd (Malaysia)	170,400	46,229
Ulker Biskuvi Sanayi A.S. (Turkey)	18,063	45,475
		2,795,258
Household & Personal Products - 0.3%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	139,400	293,461

Energy - 3.7%
Energy - 3.7%
3R Petroleum Oleo e Gas S.A. (Brazil) (b)	1	2
Adaro Andalan Indonesia P.T. (Indonesia) (b)	73,547	32,845
Bharat Petroleum Corp., Ltd. (India)	44,273	169,488
Chennai Petroleum Corp., Ltd. (India)	5,305	45,244

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 3.7% (Continued)
Energy - 3.7% (Continued)
China Oilfield Services, Ltd. - H Shares (China)	58,000	$49,677
China Suntien Green Energy Corp., Ltd. - H Shares (China)	72,000	39,322
Coal India, Ltd. (India)	71,469	313,872
Exxaro Resources, Ltd. (South Africa)	3,890	40,586
Gazprom PJSC (Russia) *(b)(c)	101,150	0
Hindustan Petroleum Corp., Ltd. (India)	33,106	165,533
Indian Oil Corp., Ltd. (India)	96,330	162,601
Indo Tambangraya Megah Tbk P.T. (Indonesia)	25,400	34,856
Inner Mongolia Dian Tou Energy Corp., Ltd. - Class A (China)	46,000	146,044
LUKOIL PJSC ADR (Russia) *(b)(c)	2,253	0
MOL Hungarian Oil & Gas PLC (Hungary)	4,218	34,277
Motor Oil (Hellas) Corinth Refineries S.A. (Greece)	1,403	42,316
Oil & Natural Gas Corp., Ltd. (India)	32,743	88,208
ORLEN S.A. (Poland)	8,557	203,878
PetroChina Co., Ltd. - H Shares (China)	254,000	230,270
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	312,702
Petronas Dagangan Bhd (Malaysia)	27,800	151,588
Petronet LNG, Ltd. (India)	51,546	161,830
PTT Exploration & Production PCL (Thailand)	44,100	156,904
Reliance Industries, Ltd. 144A (India) (a)	2,435	148,740
Rosneft Oil Co. PJSC (Russia) *(b)(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (d)	27,858	182,917
SK Discovery Co., Ltd. (South Korea)	1,065	40,893
United Tractors Tbk P.T. (Indonesia)	64,600	103,778
Velesto Energy Bhd (Malaysia)	854,400	49,742
		3,108,113
Financials - 21.6%
Banks - 16.7%
Absa Group, Ltd. (South Africa)	38,109	399,946
Agricultural Bank of China, Ltd. - H Shares (China)	368,000	247,692
Albaraka Turk Katilim Bankasi A.S. (Turkey)	184,875	36,810
Alior Bank S.A. (Poland)	2,317	65,574
Alpha Bank S.A. (Greece)	27,851	118,445

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.6% (Continued)
Banks - 16.7% (Continued)
Arab National Bank (Saudi Arabia)	64,669	$426,302
Banco Bradesco S.A. ADR (Brazil)	127,300	430,274
Banco Bradesco S.A. (Brazil)	110,400	315,915
Banco Itau Chile S.A. (Chile)	3,640	56,033
Bangkok Bank PCL (Thailand)	19,100	87,814
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	92,914
Bank of Baroda (India)	105,269	306,363
Bank of China, Ltd. - H Shares (China)	1,527,000	834,678
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	42,494
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	97,882
Bank of India (India)	51,560	71,599
Bank of Jiangsu Co., Ltd. - Class A (China)	67,600	95,271
Bank of Maharashtra (India)	87,225	54,990
Bank of Ningbo Co., Ltd. - Class A (China)	26,800	99,566
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia) (b)	1,194,500	54,777
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	4,432,500	135,510
Bank Polska Kasa Opieki S.A. (Poland)	4,693	226,162
Bank Saint Petersburg PJSC (Russia) *(b)(c)	136,120	0
Banque Saudi Fransi (Saudi Arabia)	68,467	325,886
BNK Financial Group, Inc. (South Korea)	4,570	47,534
BNPP Bank Polska S.A. (Poland)	2,454	70,037
Canara Bank (India)	219,140	305,215
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	146,834
China Construction Bank Corp. - H Shares (China)	918,000	880,525
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	121,991
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	51,700
City Union Bank, Ltd. (India)	16,692	40,141
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	196,008
Credit Agricole Egypt SAE (Egypt)	110,273	42,891
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	824,956
DCB Bank, Ltd. (India)	27,041	38,550
East West Banking Corp. (Philippines)	316,400	62,412

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.6% (Continued)
Banks - 16.7% (Continued)
Emirates NBD Bank PJSC (United Arab Emirates)	59,352	$392,621
Eurobank Ergasias Services and Holdings S.A. - Class A (Greece)	38,930	150,586
Faisal Islamic Bank of Egypt (Egypt)	49,046	28,560
Grupo Cibest S.A. ADR (Colombia)	3,800	197,372
Hana Financial Group, Inc. (South Korea)	3,436	213,528
HDFC Bank, Ltd. ADR (India)	6,600	225,456
Hong Leong Financial Group Bhd (Malaysia)	25,200	103,169
Housing & Development Bank (Egypt)	32,964	46,167
Huaxia Bank Co., Ltd. - Class A (China)	40,200	37,183
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	31,580
ICICI Bank, Ltd. ADR (India)	11,000	332,530
IDBI Bank, Ltd. (India)	54,906	56,534
iM Financial Group Co., Ltd. (South Korea)	4,574	44,891
Indian Bank (India)	41,510	350,835
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	679,000	499,984
Industrial Bank Co., Ltd. - Class A (China)	39,900	111,316
Industrial Bank of Korea (South Korea)	6,494	90,060
Itau Unibanco Holding S.A. ADR (Brazil)	28,400	208,456
Karur Vysya Bank, Ltd. (The) (India)	103,558	245,577
Krung Thai Bank PCL (Thailand)	209,400	160,079
mBank S.A. (Poland) (b)	365	90,562
National Bank of Kuwait S.A.K.P. (Kuwait)	107,370	372,283
Nedbank Group, Ltd. (South Africa)	4,164	51,479
Ping An Bank Co., Ltd. - Class A (China)	33,000	52,587
Piraeus Financial Holdings S.A. (Greece)	34,084	289,501
Punjab National Bank (India)	66,461	84,409
Qatar National Bank QPSC (Qatar)	6,988	35,664
Qatar National Bank S.A.E. (Egypt)	55,239	34,185
Regional S.A.B. de C.V. (Mexico)	20,000	180,021
Riyad Bank (Saudi Arabia)	49,164	356,479
Saudi Awwal Bank (Saudi Arabia)	35,101	300,346
Sberbank of Russia PJSC (Russia) *(b)(c)	19,830	0
Shanghai Rural Commercial Bank Co., Ltd. - Class A (China)	33,800	38,885
South Indian Bank, Ltd. (The) (India)	113,024	36,801

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.6% (Continued)
Banks - 16.7% (Continued)
Standard Bank Group, Ltd. (South Africa)	11,491	$157,216
State Bank of India (India)	23,258	228,197
TS Financial Holding Co., Ltd. (Taiwan)	405,000	239,532
Union Bank of India, Ltd. (India)	102,542	159,797
VTB Bank PJSC (Russia) *(b)(c)	67,952	0
Woori Financial Group, Inc. (South Korea)	10,786	199,649
		13,885,768
Financial Services - 2.9%
Bajaj Holdings & Investment, Ltd. (India)	602	83,001
BFI Finance Indonesia Tbk P.T. (Indonesia)	1,253,800	57,496
Can Fin Homes, Ltd. (India)	4,494	38,593
Capital Futures Corp. (Taiwan)	26,453	42,051
Chailease Holding Co., Ltd. (Taiwan)	44,965	164,774
China CITIC Financial Asset Management Co., Ltd. - H Shares 144A (China) (a)(b)	261,000	34,755
Daou Data Corp. (South Korea)	2,541	31,792
Daou Technology, Inc. (South Korea)	2,035	53,335
Gentera S.A.B. de C.V. (Mexico)	128,400	332,903
JM Financial, Ltd. (India)	28,786	51,761
KIWOOM Securities Co., Ltd. (South Korea)	340	59,409
Korea Investment Holdings Co., Ltd. (South Korea)	560	57,888
Kyobo Securities Co., Ltd. (South Korea)	5,503	35,946
LIC Housing Finance, Ltd. (India)	8,032	51,041
Maharashtra Scooters, Ltd. (India)	316	61,405
Muthoot Finance, Ltd. (India)	3,924	135,625
Power Finance Corp., Ltd. (India)	91,849	423,925
Qifu Technology, Inc. ADR (China)	1,900	54,682
REC, Ltd. (India)	84,235	353,176
Samsung Securities Co., Ltd. (South Korea)	1,012	51,752
Shriram Finance, Ltd. (India)	20,635	143,005
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey) (b)	101,252	32,586
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	40,760
		2,391,661
Insurance - 2.0%
Allianz Malaysia Bhd (Malaysia)	33,296	145,558

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 21.6% (Continued)
Insurance - 2.0% (Continued)
Cathay Financial Holding Co., Ltd. (Taiwan)	140,000	$302,391
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	44,959
DB Insurance Co., Ltd. (South Korea)	2,249	222,155
Hanwha General Insurance Co., Ltd. (South Korea) (b)	8,465	33,854
KGI Financial Holding Co., Ltd. (Taiwan)	3,680	1,812
Korean Reinsurance Co. (South Korea)	4,480	34,804
Momentum Metropolitan Holdings (South Africa)	78,760	149,545
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	107,201
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	181,000	158,348
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	60,500	411,592
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	73,902
		1,686,121
Health Care - 3.2%
Health Care Equipment & Services - 0.5%
China Resources Medical Holdings Co., Ltd. (China)	321,500	144,984
Genertec Universal Medical Group Co., Ltd. 144A (China) (a)	219,500	171,034
Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares (China)	175,200	130,806
		446,824
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
3SBio, Inc. 144A (China) (a)	10,000	38,890
Aarti Drugs, Ltd. (India)	42,547	233,109
Consun Pharmaceutical Group, Ltd. (China)	370,492	811,958
JW Pharmaceutical Corp. (South Korea)	18,027	272,984
Livzon Pharmaceutical Group, Inc. - H Shares (China)	21,400	94,930
Lupin Ltd. (India)	11,137	240,629
Strides Pharma Science, Ltd. (India)	32,979	305,475
WuXi AppTec Co., Ltd. - Class A (China)	8,600	136,137
Yungshin Global Holding Corp. (Taiwan)	34,000	65,365
		2,199,477
Industrials - 6.5%
Capital Goods - 3.0%
AntarChile S.A. (Chile)	3,847	33,041

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 6.5% (Continued)
Capital Goods - 3.0% (Continued)
Astra International Tbk P.T. (Indonesia)	502,400	$174,056
China Conch Venture Holdings, Ltd. (China)	39,000	54,918
China Lesso Group Holdings, Ltd. (China)	81,000	50,760
Ferreycorp S.A.A. (Peru)	79,984	76,274
FSP Technology, Inc. (Taiwan)	47,000	83,510
Graphite India, Ltd. (India)	20,831	130,209
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	649	190,076
HDC Holdings Co., Ltd. (South Korea)	2,822	35,011
Hyosung Corp. (South Korea)	636	38,502
Hyundai GF Holdings (South Korea)	16,897	96,807
J. Kumar Infraprojects, Ltd. (India)	5,690	40,822
Kolon Corp. (South Korea)	1,868	54,775
Korea Electric Terminal Co., Ltd. (South Korea)	966	42,133
Leoch International Technology, Ltd. (China)	241,000	49,455
Lonking Holdings, Ltd. (China)	147,000	56,229
Lotte Corp. (South Korea)	2,886	59,622
LT Group, Inc. (Philippines)	193,000	50,451
LX Hausys, Ltd. (South Korea)	1,809	36,426
LX International Corp. (South Korea)	1,815	41,372
Mills Locacao Serviicos e Logistica S.A. (Brazil)	18,500	41,398
Raubex Group, Ltd. (South Africa)	46,638	115,047
Sany Heavy Equipment International Holdings Co., Ltd. (China)	61,000	63,635
Sinotruk Hong Kong, Ltd. (China)	66,000	194,626
SK Square Co., Ltd. (South Korea) (b)	1,979	284,915
Skipper, Ltd. (India)	19,327	112,162
Weichai Power Co., Ltd. - Class A (China)	21,100	41,652
Weichai Power Co., Ltd. - H Shares (China)	36,000	64,404
Zhejiang Huayou Cobalt Co., Ltd. - Class A (China)	13,700	127,268
ZMJ Group Co., Ltd. - H Shares (China)	20,000	60,321
		2,499,877
Commercial & Professional Services - 0.3%
eClerx Services, Ltd. (India)	804	36,344

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 6.5% (Continued)
Commercial & Professional Services - 0.3% (Continued)
NICE Information Service Co., Ltd. (South Korea)	4,176	$41,480
Valid Solucoes S.A. (Brazil)	27,600	109,678
Zetrix Ai Bhd (Malaysia)	267,300	54,116
		241,618
Transportation - 3.2%
China Airlines, Ltd. (Taiwan)	47,000	32,262
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	106,400	214,652
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	106,496
Eva Airways Corp. (Taiwan)	103,000	129,167
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	124,850
Gujarat Pipavav Port, Ltd. (India)	48,617	86,539
Hyundai Glovis Co., Ltd. (South Korea)	4,872	574,470
InterGlobe Aviation, Ltd. 144A (India) (a)	5,989	376,310
Korean Air Lines Co., Ltd. (South Korea)	2,979	48,277
Latam Airlines Group S.A. ADR (Chile)	3,800	171,950
Orient Overseas International, Ltd. (China)	5,000	81,052
Pan Ocean Co., Ltd. (South Korea)	12,862	35,431
Promotora y Operadora de Infraestructura S.A.B de C.V. (Mexico)	3,105	42,494
Regional Container Lines PCL (Thailand)	45,100	36,851
Shipping Corp. of India, Ltd. (India)	17,274	43,352
Sichuan Expressway Co., Ltd. - H Shares (China)	92,000	54,147
Tianjin Port Development Holdings, Ltd. (China)	210,471	19,172
Turk Hava Yollari AO (Turkey)	22,100	167,589
VRL Logistics, Ltd. (India)	44,689	137,588
Wan Hai Lines, Ltd. (Taiwan)	22,000	53,764
Yang Ming Marine Transport Corp. (Taiwan)	35,000	61,041
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	40,801
		2,638,255

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 25.5%
Semiconductors & Semiconductor Equipment - 14.9%
ADATA Technology Co., Ltd. (Taiwan)	12,000	$62,082
Ardentec Corp. (Taiwan)	28,000	78,402
Chipbond Technology Corp. (Taiwan)	53,000	96,523
DB HiTek Co., Ltd. (South Korea)	1,110	45,039
Foxsemicon Integrated Technology, Inc. (Taiwan)	9,000	89,570
Global Mixed Mode Technology, Inc. (Taiwan)	8,000	61,532
Radiant Opto-Electronics Corp. (Taiwan)	14,000	66,063
Realtek Semiconductor Corp. (Taiwan)	16,000	289,628
Sigurd Microelectronics Corp. (Taiwan)	28,000	83,904
Sino-American Silicon Products, Inc. (Taiwan)	11,000	42,092
SK Hynix, Inc. (South Korea)	8,099	2,006,739
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	32,380	9,043,410
TES Co., Ltd. (South Korea)	1,743	53,699
United Microelectronics Corp. (Taiwan)	225,000	338,442
		12,357,125
Software & Services - 1.2%
Altron, Ltd. - Class A (South Africa)	38,530	40,730
Infosys, Ltd. ADR (India)	46,600	758,182
Wipro, Ltd. ADR (India)	90,100	236,963
		1,035,875
Technology Hardware & Equipment - 9.4%
Arcadyan Technology Corp. (Taiwan)	10,000	72,263
ASROCK, Inc. (Taiwan)	7,000	64,491
ASUSTek Computer, Inc. (Taiwan)	19,000	419,712
AUO Corp. (Taiwan)	234,000	105,235
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	40,000	62,574
Chicony Electronics Co., Ltd. (Taiwan)	17,000	77,208
China Railway Signal & Communication Corp., Ltd. - H Shares 144A (China) (a)	88,000	39,458
Clevo Co. (Taiwan)	49,000	67,020
Ennoconn Corp. (Taiwan)	7,000	67,897
Genius Electronic Optical Co. (Taiwan)	4,000	56,393

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 25.5% (Continued)
Technology Hardware & Equipment - 9.4% (Continued)
Gigabyte Technology Co., Ltd. (Taiwan)	12,000	$118,385
Holy Stone Enterprise Co., Ltd. (Taiwan)	28,000	89,261
IEI Integration Corp. (Taiwan)	28,000	61,258
Kingboard Holdings, Ltd. (China)	123,000	436,022
Kingboard Laminates Holdings, Ltd. (China)	29,000	45,903
Lenovo Group, Ltd. (China)	248,000	367,488
Nichidenbo Corp. (Taiwan)	28,000	69,390
Posiflex Technology, Inc. (Taiwan)	8,000	60,423
Primax Electronics, Ltd. (Taiwan)	51,000	131,914
Quanta Computer, Inc. (Taiwan)	26,000	249,033
Redington, Ltd. (India)	136,419	435,474
Samsung Electronics Co., Ltd. (South Korea)	24,996	1,497,782
Simplo Technology Co., Ltd. (Taiwan)	7,000	85,165
Sunrex Technology Corp. (Taiwan)	60,000	81,346
Taiwan Surface Mounting Technology Corp. (Taiwan)	35,000	120,404
TCL Technology Group Corp. - Class A (China)	546,900	331,637
Tripod Technology Corp. (Taiwan)	15,000	148,441
Wasion Holdings, Ltd. (China)	350,000	570,301
Weikeng Industrial Co., Ltd. (Taiwan)	88,000	81,358
Wistron Corp. (Taiwan)	96,000	446,018
Wiwynn Corp. (Taiwan)	4,000	438,242
WNC Corp. (Taiwan)	16,000	61,479
WT Microelectronics Co., Ltd. (Taiwan)	16,000	74,037
Xiaomi Corp. - Class B 144A (China) (a)(b)	43,400	301,631
Yageo Corp. (Taiwan)	68,000	381,294
Zhen Ding Technology Holdings, Ltd. (Taiwan)	26,000	142,173
		7,858,110
Materials - 5.9%
Materials - 5.9%
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	115,846
Apex Mining Co., Inc. (Philippines)	586,000	105,188
Boryszew S.A. (Poland)	28,991	48,171
Cemex S.A.B. de C.V. ADR (Mexico)	44,900	403,651
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	54,405
China Hongqiao Group, Ltd. (China)	81,000	274,337

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 5.9% (Continued)
Materials - 5.9% (Continued)
China Lumena New Materials Corp. (China) (b)(c)	1,700	$0
China National Building Material Co., Ltd. - H Shares (China)	72,000	51,019
China XLX Fertiliser, Ltd. (China)	53,000	54,009
CMOC Group, Ltd. - H Shares (China)	51,000	102,805
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	54,338
Dongyue Group, Ltd. (China)	30,000	46,829
Fufeng Group, Ltd. (China)	44,000	49,447
Gold Fields, Ltd. ADR (South Africa)	9,900	415,404
Gulf Oil Lubricants India, Ltd. (India)	4,999	68,087
Hanil Holdings Co., Ltd. (South Korea)	7,551	88,864
Harmony Gold Mining Co., Ltd. ADR (South Africa)	8,800	159,720
Hindalco Industries, Ltd. (India)	18,404	157,861
Insecticides India, Ltd. (India) (b)	3,361	28,313
Jaya Tiasa Holdings Bhd (Malaysia)	199,800	57,061
JSW Steel, Ltd. (India)	6,969	89,691
KCC Corp. (South Korea)	135	36,964
Magnitogorsk Iron & Steel Works PJSC (Russia) *(c)	194,390	0
MMG, Ltd. (China) (b)	124,000	107,398
National Aluminium Co., Ltd. (India)	22,172	53,388
NMDC, Ltd. (India)	452,568	389,119
Novolipetsk Steel PJSC (Russia) *(b)(c)(d)	2,870	0
Omnia Holdings, Ltd. (South Africa)	45,512	188,906
SABIC Agri-Nutrients Co. (Saudi Arabia)	8,080	256,983
San Fang Chemical Industry Co., Ltd. (Taiwan)	24,000	23,818
Saudi Aramco Base Oil Co. (Saudi Arabia)	1,551	36,946
Siam City Cement PCL (Thailand)	8,200	37,688
Sinofert Holdings, Ltd. (China)	228,000	40,995
Steel Authority of India, Ltd. (India)	36,367	55,071
Styrenix Performance Materials, Ltd. (India)	1,259	33,337
Suzano S.A. (Brazil)	4,300	40,291
Tata Steel, Ltd. (India)	92,723	176,248
Tharisa PLC (South Africa)	116,481	163,995
Timah Tbk PT (Indonesia)	808,200	77,837
TKG Huchems Co., Ltd. (South Korea)	3,192	40,263
Unid Co., Ltd. (South Korea)	726	36,293

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 5.9% (Continued)
Materials - 5.9% (Continued)
Universal Cement Corp. (Taiwan)	37,000	$37,273
UPL, Ltd. (India)	6,704	49,467
Vale S.A. ADR (Brazil)	15,674	170,220
Vedanta, Ltd. (India)	19,482	102,204
West China Cement, Ltd. (China)	172,000	72,700
Yem Chio Co., Ltd. (Taiwan)	46,920	21,814
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	12,000	29,702
Yunnan Aluminium Co., Ltd. - Class A (China)	16,100	46,771
Yunnan Yuntianhua Co., Ltd. - Class A (China)	39,300	148,147
		4,898,884
Real Estate - 1.5%
Equity Real Estate -Investment Trusts -(REITs) - 0.2%
Sinpas Gayrimenkul Yatirim Ortakligi A.S. (Turkey) (b)	334,915	36,893
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	23,823	42,831
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	70,860
		150,584
Real Estate Management & Development - 1.3%
Barwa Real Estate Co. (Qatar)	67,473	49,492
Beijing North Star Co., Ltd. - H Shares (China)	436,000	50,911
Emaar Properties PJSC (United Arab Emirates)	163,685	581,502
Megaworld Corp. (Philippines)	2,052,000	70,054
OSK Holdings Bhd (Malaysia)	132,750	43,263
Palm Hills Developments S.A.E. (Egypt) (b)	200,406	30,911
Puradelta Lestari Tbk P.T. (Indonesia)	3,013,700	24,764
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	37,262
Shui on Land, Ltd. (China)	1,198,500	114,057
Tomson Group Ltd. (China)	216,000	78,576
		1,080,792
Utilities - 2.2%
Utilities - 2.2%
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	84,101
China Everbright Water, Ltd. (China) (b)	165,600	32,096
Datang International Power Generation Co., Ltd. - H Shares (China)	144,000	41,404

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Utilities - 2.2% (Continued)
Utilities - 2.2% (Continued)
Electricity Generating PCL (Thailand)	11,800	$41,659
Enea S.A. (Poland)	15,122	73,504
Engie Energia Chile S.A. (Chile)	78,208	113,070
GAIL India, Ltd. (India) (d)	7,281	83,904
Gas Malaysia Bhd (Malaysia)	53,900	55,241
Guangdong Investment, Ltd. (China)	216,000	196,324
Huaneng Power International, Inc. - H Shares (China)	114,000	79,355
Indraprastha Gas Ltd. (India)	39,451	92,658
Korea District Heating Corp. (South Korea)	1,418	91,297
Korea Electric Power Corp. (South Korea)	4,381	112,978
Light S.A. (Brazil) (b)	35,500	38,686
NTPC, Ltd. (India)	47,001	180,139
OGK-2 PJSC (Russia) *(b)(c)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	862,000	87,396
Power Grid Corp. of India, Ltd. (India)	68,737	216,747
Tauron Polska Energia S.A. 144A (Poland) (a)(b)	61,847	154,786
Tianjin Development Holdings, Ltd. (China)	158,000	52,773
		1,828,118

Total Common Stocks (Cost $58,523,142)		$81,728,864

PREFERRED STOCKS - 1.9%	Shares	Value
Energy - 0.4%
Energy - 0.4%
Petroleo Brasileiro S.A. ADR, 1.69% (Brazil)	29,600	$349,872
Surgutneftegas PJSC (Russia) *(b)(c)	541,500	0
		349,872
Financials - 0.8%
Banks - 0.8%
Banco ABC Brasil S.A. (Brazil)	37,575	164,143
Banco Davivienda S.A. (Colombia) (b)	8,769	54,798

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.9% (Continued)	Shares	Value
Financials - 0.8% (Continued)
Banks - 0.8% (Continued)
Banco do Estado do Rio Grande do Sul S.A. 144A - Series B (Brazil)	41,100	$92,281
Itausa S.A. (Brazil)	156,342	336,930
		648,152
Information Technology - 0.5%
Technology Hardware & Equipment - 0.5%
Samsung Electronics Co., Ltd. (South Korea)	8,031	380,972

Materials - 0.1%
Materials - 0.1%
Bradespar S.A. (Brazil)	39,000	124,057

Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	77,400	105,434

Total Preferred Stocks (Cost $1,573,184)		$1,608,487

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANT - 0.0% (e)	Shares	Value
Consumer Staples - 0.0% (e)
Food, Beverage & Tobacco - 0.0% (e)
Guan Chong Bhd (Malaysia) (Cost $0)	11,025	$393

Investments at Value - 100.1% (Cost $60,096,326)		$83,337,744

Liabilities in Excess of Other Assets - (0.1%)		(123,359)

Net Assets - 100.0%		$83,214,385

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $266,821, which represents 0.3% of net assets as of September 30, 2025.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2025 (Unaudited)

Country	Value	% of Net Assets
China	$25,302,566	30.4%
Taiwan	16,798,011	20.2%
India	13,036,632	15.7%
South Korea	9,251,271	11.1%
Brazil	3,413,934	4.1%
South Africa	2,668,192	3.2%
Saudi Arabia	2,516,290	3.0%
Mexico	1,406,116	1.7%
Malaysia	1,152,052	1.4%
Indonesia	1,137,999	1.4%
United Arab Emirates	974,123	1.2%
Thailand	935,001	1.1%
Poland	932,674	1.1%
Greece	680,286	0.8%
Turkey	560,083	0.7%
Qatar	535,737	0.6%
Kuwait	517,467	0.6%
Philippines	441,989	0.5%
Chile	374,094	0.5%
Colombia	300,272	0.4%
Egypt	253,057	0.3%
Peru	115,621	0.1%
Hungary	34,277	0.0%
Russia	0	0.0%
Total Investments	$83,337,744	100.1%
Liabilities in Excess of Other Assets	(123,359)	(0.1%)
Net Assets	$83,214,385	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.4%
Media & Entertainment - 2.3%
Canal+ S.A. (United Kingdom)	95,551	$315,990
Daiichikosho Co., Ltd. (Japan)	18,364	207,732
DeNA Co., Ltd. (Japan)	10,300	161,774
ITV PLC (United Kingdom)	461,191	497,659
MFE-MediaForEurope N.V. - Class A (Italy)	80,904	302,423
MIXI, Inc. (Japan)	2,600	55,921
Nine Entertainment Co. Holdings, Ltd. (Australia)	81,187	64,874
SKY Perfect JSAT Holdings, Inc. (Japan)	21,800	205,218
TV Asahi Holdings Corp. (Japan)	6,762	153,128
		1,964,719
Telecommunication Services - 2.1%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	202,654	388,214
Millicom International Cellular S.A. (Sweden)	14,222	690,335
NOS SGPS S.A. (Portugal)	9,986	45,699
Proximus S.A.D.P. (Belgium)	67,281	588,696
Sunrise Communications A.G. - Class A (Switzerland)	1,126	66,421
		1,779,365
Consumer Discretionary - 12.6%
Automobiles & Components - 4.7%
Aisan Industry Co., Ltd. (Japan)	14,400	182,324
Amotiv, Ltd. (Australia)	22,446	131,989
CIE Automotive S.A. (Spain)	6,653	208,395
FCC Co., Ltd. (Japan)	22,193	481,696
Gestamp Automocion S.A. 144A (Spain) (a)	50,772	197,429
GS Yuasa Corp. (Japan)	17,200	406,395
G-Tekt Corp. (Japan)	22,211	297,530
KYB Corp. (Japan)	4,700	124,594
Opmobility (France)	7,318	118,047
Pacific Industrial Co., Ltd. (Japan)	30,125	540,601
Pirelli & C S.p.A. 144A (Italy) (a)	7,752	52,909
Sumitomo Riko Co., Ltd. (Japan)	17,531	261,119
Tokai Rika Co., Ltd. (Japan)	11,200	202,244
Toyo Tire Corp. (Japan)	10,700	284,117
Toyoda Gosei Co., Ltd. (Japan)	5,800	144,061

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Automobiles & Components - 4.7% (Continued)
Toyota Boshoku Corp. (Japan)	13,000	$215,195
Valeo SE (France)	10,594	133,592
		3,982,237
Consumer Discretionary Distribution & Retail - 2.9%
Accent Group, Ltd. (Australia)	175,071	152,938
AOKI Holdings, Inc. (Japan)	16,253	195,194
Aoyama Trading Co., Ltd. (Japan)	8,300	136,843
B&M European Value Retail S.A. (United Kingdom)	11,394	40,194
Belluna Co., Ltd. (Japan)	45,600	315,294
Currys PLC (United Kingdom)	513,208	964,227
Delek Automotive Systems, Ltd. (Israel)	4,460	32,853
Douglas A.G. 144A (Germany) (a)(b)	10,825	156,725
Harvey Norman Holdings, Ltd. (Australia)	33,536	163,561
Super Retail Group, Ltd. (Australia)	29,132	313,353
		2,471,182
Consumer Durables & Apparel - 2.2%
Cairn Homes PLC (Ireland)	16,616	37,375
Crystal International Group, Ltd. 144A (Hong Kong) (a)	473,000	411,106
HUGO BOSS A.G. (Germany)	1,133	54,023
Kaufman & Broad S.A. (France)	7,401	259,084
Open House Co., Ltd. (Japan)	11,100	574,422
Sankyo Co., Ltd. (Japan)	25,600	444,825
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	26,000	44,220
		1,825,055
Consumer Services - 2.8%
AcadeMedia A.B. 144A (Sweden) (a)	12,374	128,495
Betsson A.B. - Class B (Sweden)	44,829	741,972
Carnival PLC (United Kingdom) (b)	10,345	274,907
G8 Education, Ltd. (Australia)	707,519	395,700
Mitchells & Butlers PLC (United Kingdom) (b)	95,259	316,441
Rank Group PLC (United Kingdom)	144,232	268,853
Tokyotokeiba Co., Ltd. (Japan)	3,487	126,899
TUI A.G. (Germany) (c)	15,404	140,550
		2,393,817

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 4.9%
Consumer Staples Distribution & Retail - 2.1%
Ain Holdings, Inc. (Japan)	3,800	$179,445
Cawachi, Ltd. (Japan)	6,549	130,867
Colruyt Group N.V. (Belgium)	954	37,605
DFI Retail Group Holdings, Ltd. (Hong Kong)	11,600	33,176
Heiwado Co., Ltd. (Japan)	6,000	117,846
Kato Sangyo Co., Ltd. (Japan)	4,497	176,944
Life Corp. (Japan)	48,010	819,224
San-A Co., Ltd. (Japan)	12,971	244,176
Sonae SGPS S.A. (Portugal)	35,904	56,398
		1,795,681
Food, Beverage & Tobacco - 2.8%
Austevoll Seafood A.S.A. (Norway)	40,029	381,862
First Pacific Co., Ltd. (Hong Kong)	292,000	244,789
First Resources, Ltd. (Singapore)	256,914	334,804
Greencore Group PLC (United Kingdom)	132,300	406,571
Inghams Group, Ltd. (Australia)	121,298	202,893
J-Oil Mills, Inc. (Japan)	14,106	195,946
Megmilk Snow Brand Co., Ltd. (Japan)	8,000	160,168
S Foods, Inc. (Japan)	10,900	200,181
Scandinavian Tobacco Group A/S 144A (Denmark) (a)	2,934	40,494
Showa Sangyo Co., Ltd. (Japan)	3,554	73,270
Starzen Co., Ltd. (Japan)	14,115	114,612
Strauss Group, Ltd. (Israel)	1,364	38,520
		2,394,110
Energy - 2.9%
Energy - 2.9%
Beach Energy, Ltd. (Australia)	46,968	35,492
Diversified Energy Co. PLC (United Kingdom)	6,783	94,782
DNO A.S.A. (Norway)	102,210	156,752
Energean PLC (United Kingdom)	8,306	92,605
Esso S.A. Francaise (France)	1,170	139,661
Etablissements Maurel et Prom S.A. (France)	30,762	177,323
Friedrich Vorwerrk Group S.E. (Germany)	615	59,375
Harbour Energy PLC (United Kingdom)	24,925	69,840
Karoon Energy, Ltd. (Australia)	130,203	141,480

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Energy - 2.9% (Continued)
Energy - 2.9% (Continued)
Modec, Inc. (Japan)	6,000	$334,780
Paz Retail and Energy, Ltd. (Israel)	2,027	415,386
Saipem S.p.A. (Italy)	91,597	265,146
Serica Energy PLC (United Kingdom)	36,051	96,097
United Energy Group, Ltd. (Hong Kong)	3,214,460	218,676
Vallourec SACA (France)	5,016	95,739
Yancoal Australia, Ltd. (Australia)	29,950	105,084
		2,498,218
Financials - 12.8%
Banks - 6.7%
Banca Monte dei Paschi di Siena S.p.A. (Italy)	51,838	461,239
Banco di Desio e della Brianza S.p.A. (Italy)	4,284	38,755
BAWAG Group A.G. (Austria) (c)	3,395	447,548
BPER Banca S.p.A. (Italy)	17,709	196,951
Dah Sing Banking Group, Ltd. (Hong Kong)	154,991	195,110
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	226,727
Daishi Hokuetsu Financial Group, Inc. (Japan)	30,300	293,202
Hyakujushi Bank, Ltd. (The) (Japan)	5,200	180,523
Jyske Bank A/S (Denmark)	390	43,547
Kiyo Bank, Ltd. (The) (Japan)	12,200	241,088
Lion Finance Group PLC (United Kingdom)	9,068	935,204
Musashino Bank, Ltd. (The) (Japan)	2,900	79,242
Nanto Bank, Ltd. (The) (Japan)	5,400	185,486
Norion Bank A.B. (Sweden) (b)	57,697	414,705
Raiffeisen Bank International A.G. (Austria)	13,682	473,822
Sydbank A/S (Denmark)	8,025	645,104
TBC Bank Group PLC (United Kingdom)	5,627	344,437
TOMONY Holdings, Inc. (Japan)	27,200	123,353
Unicaja Banco S.A. 144A (Spain) (a)	55,728	153,340
		5,679,383
Financial Services - 4.2%
Acom Co., Ltd. (Japan)	147,200	478,693
Credit Saison Co., Ltd. (Japan)	20,700	552,031
EFG International A.G. (Switzerland)	4,355	88,937
Financial Products Group Co., Ltd. (Japan)	6,800	109,158

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 12.8% (Continued)
Financial Services - 4.2% (Continued)
Helia Group, Ltd. (Australia)	144,048	$549,476
Hoist Finance A.B. 144A (Sweden) (a)	9,215	97,756
Investec PLC (United Kingdom)	9,853	73,611
Magellan Financial Group, Ltd. (Australia)	53,702	340,777
Mizuho Leasing Co., Ltd. (Japan)	21,600	190,208
Mutares S.E. & Co., KGaA (Germany)	6,983	244,230
Pepper Money, Ltd. (Australia)	47,161	62,333
Swissquote Group Holding S.A. (Switzerland)	311	218,780
Tokyo Century Corp. (Japan)	40,300	513,393
		3,519,383
Insurance - 1.9%
Beazley PLC (United Kingdom)	7,523	92,006
Harel Insurance Investments & Financial Services, Ltd. (Israel)	20,364	685,714
Lancashire Holdings, Ltd. (United Kingdom)	55,700	506,306
Phoenix Holdings, Ltd. (The) (Israel)	2,411	90,272
SCOR S.E. (France)	7,503	265,337
		1,639,635
Health Care - 5.1%
Health Care Equipment & Services - 3.4%
Ambea A.B. 144A (Sweden) (a)	58,794	847,823
Ansell, Ltd. (Australia)	22,985	484,827
Attendo A.B. 144A (Sweden) (a)	58,450	439,518
ConvaTec Group PLC 144A (United Kingdom) (a)	30,663	95,738
Galenica A.G. 144A (Switzerland) (a)	393	42,785
Getinge A.B. - B Shares (Sweden)	1,862	40,131
Japan Lifeline Co., Ltd. (Japan)	12,602	128,607
Medmix A.G. 144A (Switzerland) (a)	14,465	163,915
Paramount Bed Holdings Co., Ltd. (Japan)	10,100	247,549
Ship Healthcare Holdings, Inc. (Japan)	22,000	340,185
Sigma Healthcare, Ltd. (Australia)	20,039	39,346
		2,870,424
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
Almirall S.A. (Spain)	3,271	44,315
Dermapharm Holding S.E. (Germany)	2,866	109,530
H Lundbeck A/S (Denmark)	69,288	503,960

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 5.1% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 1.7% (Continued)
Nippon Shinyaku Co., Ltd. (Japan)	19,600	$442,810
Ono Pharmaceutical Co., Ltd. (Japan)	3,600	41,696
Towa Pharmaceutical Co., Ltd. (Japan)	13,570	271,621
Zealand Pharma A/S (Denmark) (b)	632	46,605
		1,460,537
Industrials - 22.1%
Capital Goods - 13.9%
Aker A.S.A. (Norway)	2,741	215,038
Elco, Ltd. (Israel)	3,103	159,406
Implenia A.G. (Switzerland)	10,888	917,994
Iveco Group N.V. (Italy)	26,770	580,055
Japan Pulp & Paper Co., Ltd. (Japan)	72,986	352,140
Kanamoto Co., Ltd. (Japan)	13,055	317,611
Keller Group PLC (United Kingdom)	36,188	736,409
Kier Group PLC (United Kingdom)	247,560	735,306
Kitz Corp. (Japan)	35,300	402,503
Koninklijke BAM Groep N.V. (Netherlands)	98,361	931,370
Koninklijke Heijmans N.V. (Netherlands)	5,828	405,762
Manitou BF S.A. (France)	5,253	115,571
Namura Shipbuilding Co., Ltd. (Japan)	15,700	362,002
NGK Insulators, Ltd. (Japan)	38,000	635,282
Nippon Densetsu Kogyo Co., Ltd. (Japan)	17,000	328,201
NRW Holdings, Ltd. (Australia)	135,653	415,123
PER Aarsleff Holdings A/S (Denmark)	1,408	152,134
Porr A.G. (Austria)	8,890	297,981
Raito Kogyo Co., Ltd. (Japan)	3,100	67,593
Sanki Engineering Co., Ltd. (Japan)	12,300	410,175
Strabag S.E. (Austria)	663	60,561
Sulzer A.G. (Switzerland)	916	156,156
Takara Standard Co., Ltd. (Japan)	17,700	312,410
Takeuchi Manufacturing Co., Ltd. (Japan)	9,400	328,666
Takuma Co., Ltd. (Japan)	21,300	323,404
Toa Corp. / Tokyo (Japan)	33,700	476,250
Tokyu Construction Co., Ltd. (Japan)	24,800	187,407
Totetsu Kogyo Co., Ltd. (Japan)	10,800	315,626

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 22.1% (Continued)
Capital Goods - 13.9% (Continued)
Valmet OYJ (Finland)	1,187	$39,546
Wakita & Co., Ltd. (Japan)	18,800	235,708
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	516,997
Yurtec Corp. (Japan)	17,300	315,421
		11,805,808
Commercial & Professional Services - 3.7%
Bilfinger S.E. (Germany)	4,765	526,296
Cewe Stiftung & Co. KGaA (Germany)	333	39,110
GL Events SACA (France)	5,260	191,910
IPH Ltd. (Australia)	156,727	369,978
ISS A/S (Denmark)	2,343	74,240
Loomis A.B. (Sweden)	7,292	311,623
Nomura Co., Ltd. (Japan)	44,300	316,997
Persol Holdings Co., Ltd. (Japan)	245,500	447,197
Prosegur Cash S.A. 144A (Spain) (a)	108,014	96,627
Prosegur Cia de Seguridad S.A. (Spain)	74,095	254,313
TRE Holdings Corp. (Japan)	30,800	323,402
UT Group Co., Ltd. (Japan)	12,900	238,505
		3,190,198
Transportation - 4.5%
Air New Zealand, Ltd. (New Zealand)	201,245	69,423
easyJet PLC (United Kingdom)	57,874	361,852
Finnair OYJ (Finland)	67,677	228,918
Hoegh Autoliners A.S.A. 144A (Norway) (a)	33,547	360,437
JET2 PLC (United Kingdom)	12,786	244,077
Kelsian Group, Ltd. (Australia)	126,696	411,003
Konoike Transport Co., Ltd. (Japan)	20,000	442,753
MPC Container Ships A.S.A. (Norway)	165,898	274,213
Nippon Yusen KK (Japan)	7,500	170,305
NS United Kaiun Kaisha, Ltd. (Japan)	1,800	61,636
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	471,051
Zigup PLC (United Kingdom)	83,148	364,552
ZIM Integrated Shipping Services, Ltd. (Israel)	25,300	342,815
		3,803,035

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 9.1%
Semiconductors & Semiconductor Equipment - 0.8%
Ferrotec Holdings Corp. (Japan)	17,100	$461,753
SUSS MicroTec S.E. (Germany)	4,847	174,069
		635,822
Software & Services - 3.2%
ATEA A.S.A. (Norway)	12,806	184,508
Computacenter PLC (United Kingdom)	2,725	98,723
Econocom Group S.A./N.V. (Belgium)	29,440	61,106
Formula Systems (1985), Ltd. (Israel)	1,943	270,112
GB Group PLC (United Kingdom)	146,438	447,348
Hansen Technologies, Ltd. (Australia)	121,623	472,316
Indra Sistemas S.A. (Spain)	1,187	53,146
IRESS, Ltd. (Australia)	21,393	124,837
Sopra Steria Group (France)	1,771	338,002
Temenos A.G. (Switzerland)	6,707	544,779
TietoEVRY OYJ (Finland)	8,553	154,780
		2,749,657
Technology Hardware & Equipment - 5.1%
Ai Holdings Corp. (Japan)	19,997	378,621
Barco N.V. (Belgium)	5,205	82,804
Brother Industries, Ltd. (Japan)	18,900	315,852
Citizen Watch Co., Ltd. (Japan)	13,000	88,135
Daiwabo Holdings Co., Ltd. (Japan)	15,500	308,908
Elecom Co., Ltd. (Japan)	25,900	322,580
Ituran Location and Control, Ltd. (Israel)	9,200	328,624
Kaga Electronics Co., Ltd. (Japan)	15,300	366,066
Nippon Ceramic Co., Ltd. (Japan)	16,800	398,310
Nippon Signal Co., Ltd. (Japan)	22,505	185,187
Oki Electric Industry Co., Ltd. (Japan)	25,700	279,821
PAX Global Technology, Ltd. (Hong Kong)	349,000	257,875
Quadient S.A. (France)	8,350	128,832
Ryoyo Ryosan Holdings, Inc. (Japan)	15,700	316,632
SoftwareOne Holding A.G. (Switzerland)	55,136	569,203
		4,327,450

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 10.6%
Materials - 10.6%
Bekaert S.A. (Belgium)	7,004	$321,822
Cementir Holding N.V. (Italy)	3,701	61,828
Endeavour Mining PLC (United Kingdom)	7,346	307,188
Fuji Seal International, Inc. (Japan)	14,500	278,637
Kaneka Corp. (Japan)	10,400	295,824
Kemira OYJ (Finland)	2,005	45,013
KH Neochem Co., Ltd. (Japan)	16,800	316,348
Kobe Steel, Ltd. (Japan)	68,600	810,748
Kyoei Steel, Ltd. (Japan)	13,395	207,500
Navigator Co. S.A. (The) (Portugal)	26,297	101,189
Nippon Light Metal Holdings Co., Ltd. (Japan)	18,900	268,120
Pan African Resources PLC (United Kingdom)	723,092	851,897
Perenti, Ltd. (Australia)	481,507	894,952
Perseus Mining, Ltd. (Australia)	156,684	504,013
Regis Resources, Ltd. (Australia)	164,136	648,372
Sakata INX Corp. (Japan)	23,400	367,623
Sanyo Chemical Industries, Ltd. (Japan)	10,900	303,570
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,291	177,734
SSAB A.B. - B Shares (Sweden)	20,570	119,955
thyssenkrupp A.G. (Germany)	18,486	255,052
Tokuyama Corp. (Japan)	17,700	439,228
Umicore S.A. (Belgium)	3,336	59,565
Vetropack Holding A.G. (Switzerland)	2,158	64,188
Vicat S.A.C.A. (France)	9,466	666,289
West African Resources, Ltd. (Australia) (b)(d)	221,277	443,563
Westgold Resources, Ltd. (Australia)	66,941	197,315
		9,007,533
Real Estate - 10.9%
Equity Real Estate Investment Trusts (REITs) - 7.4%
AIMS APAC REIT (Singapore)	331,700	350,084
British Land Co. PLC (The) (United Kingdom)	79,338	373,043
Carmila S.A. (France)	14,726	304,462
Centuria Office REIT (Australia)	295,698	235,027
Charter Hall Retail REIT (Australia)	57,149	155,754
Colonial SFL Socimi S.A. (Spain)	5,589	36,565

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 10.9% (Continued)
Equity Real Estate Investment Trusts (REITs) - 7.4% (Continued)
Cromwell Property Group (Australia)	1,169,340	$351,960
Dexus (Australia)	15,428	73,238
Eagle Hospitality Trust (Singapore) (b)(d)	1,204,600	0
Global One Real Estate Investment Corp. (Japan)	283	273,740
Growthpoint Properties Australia, Ltd. (Australia)	206,640	351,427
Hammerson PLC (United Kingdom)	98,219	384,768
ICADE (France)	12,244	308,557
Ichigo Office REIT Investment Corp. (Japan)	148	94,626
Invincible Investment Corp. (Japan)	1,473	671,773
Japan Hotel REIT Investment Corp. (Japan)	642	387,066
KDX Realty Investment Corp. (Japan)	476	542,344
NIPPON REIT Investment Corp. (Japan)	688	450,501
Primary Health Properties PLC (United Kingdom)	236,344	290,908
Samty Residential Investment Corp. (Japan)	41	31,836
Sasseur Real Estate Investment Trust (Singapore)	319,337	168,430
Starhill Global REIT (Singapore)	651,070	285,318
Stoneweg Europe Stapled Trust (Singapore)	79,007	140,985
Target Healthcare REIT PLC (United Kingdom)	30,619	39,949
		6,302,361
Real Estate Management & Development - 3.5%
Amot Investments, Ltd. (Israel)	45,966	343,502
Aroundtown S.A. (Germany)	73,834	283,881
Blue Square Real Estate, Ltd. (Israel)	2,744	299,716
Grand City Properties S.A. (Germany) (b)	20,268	267,975
Hang Lung Group, Ltd. (Hong Kong)	25,000	47,135
Hiag Immobilien Holding A.G. (Switzerland)	1,303	182,968
Intershop Holding A.G. (Switzerland)	1,584	312,332
Sagax A.B. - D Shares (Sweden)	151,342	542,536
Tokyu Fudosan Holdings Corp. (Japan)	71,100	587,763
Tosei Corp. (Japan)	5,500	129,271
		2,997,079
Utilities - 2.1%
Utilities - 2.1%
A2A S.p.A. (Italy)	17,159	44,903
AGL Energy, Ltd. (Australia)	13,995	81,924

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 2.1% (Continued)
Utilities - 2.1% (Continued)
Contact Energy, Ltd. (New Zealand)	14,400	$75,981
Drax Group PLC (United Kingdom)	43,399	409,299
Iren S.p.A. (Italy)	15,297	47,393
Italgas S.p.A. (Italy)	61,826	569,497
Rubis SCA (France)	1,663	62,346
Shikoku Electric Power Co., Inc. (Japan)	36,800	326,623
Shizuoka Gas Co., Ltd. (Japan)	22,163	174,986
		1,792,952

Total Common Stocks (Cost $63,398,700)		$82,885,641

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.0%	Shares	Value
Health Care - 0.6%
Health Care Equipment & Services - 0.6%
Draegerwerk A.G. & Co. KGaA (Germany)	6,468	$481,399

Industrials - 0.4%
Transportation - 0.4%
Sixt S.E. (Germany)	5,548	375,216

Total Preferred Stocks (Cost $700,006)		$856,615

Investments at Value - 98.5% (Cost $64,098,706)		$83,742,256

Other Assets in Excess of Liabilities - 1.5%		1,273,481

Net Assets - 100.0%		$85,015,737

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $588,098, which represents 0.7% of net assets as of September 30, 2025.

(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.5% of net assets. The total value of these securities is $443,563.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2025 (Unaudited)

Country	Value	% of Net Assets
Japan	$30,634,616	36.0%
United Kingdom	11,130,787	13.1%
Australia	8,914,925	10.5%
Sweden	4,374,849	5.1%
Israel	3,395,134	4.0%
Switzerland	3,328,458	3.9%
France	3,304,752	3.9%
Germany	3,167,431	3.7%
Italy	2,621,099	3.1%
Norway	2,043,861	2.4%
Singapore	1,796,618	2.1%
Hong Kong	1,678,814	2.0%
Denmark	1,506,084	1.8%
Netherlands	1,337,132	1.6%
Austria	1,279,912	1.5%
Belgium	1,151,598	1.4%
Spain	1,044,130	1.2%
Finland	468,257	0.6%
Portugal	381,020	0.4%
New Zealand	145,404	0.2%
Ireland	37,375	0.0%
Total Investments	$83,742,256	98.5%
Other Assets in Excess of Liabilities	1,273,481	1.5%
Net Assets	$85,015,737	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 4.8%
Media & Entertainment - 0.5%
Anycolor, Inc. (Japan)	200	$7,620
Daiichikosho Co., Ltd. (Japan)	900	10,181
DeNA Co., Ltd. (Japan)	800	12,565
Havas N.V. (Netherlands)	2,627	4,843
Television Francaise 1 S.A. (France)	463	4,721
TV Asahi Holdings Corp. (Japan)	1,200	27,174
TX Group A.G. (Switzerland)	25	6,334
		73,438
Telecommunication Services - 4.3%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,648	3,157
BT Group PLC (United Kingdom)	27,759	71,415
Deutsche Telekom A.G. (Germany)	1,133	38,599
KDDI Corp. (Japan)	9,468	151,020
Millicom International Cellular S.A. (Sweden)	400	19,416
Nippon Telegraph & Telephone Corp. (Japan)	64,476	67,407
NOS SGPS S.A. (Portugal)	1,861	8,516
Orange S.A. (France)	3,006	48,758
Proximus S.A.D.P. (Belgium)	2,717	23,773
Singapore Telecommunications, Ltd. (Singapore)	1,800	5,755
StarHub, Ltd. (Singapore)	2,300	2,015
Telekom Austria A.G. (Austria)	767	8,194
Telia Co. A.B. (Sweden)	13,876	52,935
Telstra Group, Ltd. (Australia)	15,492	49,383
Vantage Towers A.G. (Germany)	253	11,108
		561,451
Consumer Discretionary - 9.9%
Automobiles & Components - 4.9%
Aisan Industry Co., Ltd. (Japan)	1,700	21,524
Aumovio S.E. (Germany) (a)	720	29,686
Bayerische Motoren Werke A.G. (Germany)	361	36,382
Burelle S.A. (France)	33	14,877
Continental A.G. (Germany)	1,441	95,325
FCC Co., Ltd. (Japan)	1,000	21,705
GS Yuasa Corp. (Japan)	1,400	33,079

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 9.9% (Continued)
Automobiles & Components - 4.9% (Continued)
Honda Motor Co., Ltd. (Japan)	9,843	$101,586
KYB Corp. (Japan)	900	23,858
NHK Spring Co., Ltd. (Japan)	100	1,502
NOK Corp. (Japan)	200	3,512
Opmobility (France)	1,544	24,906
Stanley Electric Co., Ltd. (Japan)	500	10,087
Sumito Electric Industries, Ltd. (Japan)	1,100	31,303
Suzuki Motor Corp. (Japan)	900	13,105
Toyo Tire Corp. (Japan)	900	23,898
Toyoda Gosei Co., Ltd. (Japan)	100	2,484
Toyota Boshoku Corp. (Japan)	1,400	23,175
Valeo S.E. (France)	587	7,402
Volkswagon A.G. (Germany)	1,096	121,357
		640,753
Consumer Discretionary Distribution & Retail - 1.8%
Accent Group, Ltd. (Australia)	8,507	7,432
AOKI Holdings, Inc. (Japan)	700	8,407
Aoyama Trading Co., Ltd. (Japan)	1,000	16,487
Carasso Motors, Ltd. (Israel)	843	10,317
Currys PLC (United Kingdom)	20,934	39,331
Industria de Diseno Textil S.A. (Spain)	1,489	82,402
Prosus N.V. (Netherlands)	613	43,346
Sea, Ltd. ADR (Singapore) (a)	86	15,371
Wesfarmers, Ltd. (Australia)	172	10,462
		233,555
Consumer Durables & Apparel - 2.0%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	9,000	15,994
Glenveagh Properties PLC 144A (Ireland) (a)(b)	8,269	18,826
Man Wah Holdings, Ltd. (Hong Kong)	14,000	7,739
Noritsu Koki Co., Ltd. (Japan)	900	10,720
Panasonic Holdings Corp. (Japan)	13,800	149,806
Swatch Group A.G. (The) (Switzerland)	1,676	64,376
		267,461
Consumer Services - 1.2%
Betsson A.B. - Class B (Sweden)	992	16,419

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 9.9% (Continued)
Consumer Services - 1.2% (Continued)
Cie des Alpes (France)	494	$12,391
Elior Group S.A. 144A (France) (a)(b)	4,168	12,980
Evolution Gaming Group A.B. 144A (Sweden) (b)	397	32,682
G8 Education, Ltd. (Australia)	47,226	26,412
MGM China Holdings, Ltd. (Hong Kong)	4,000	8,529
Mitchells & Butlers PLC (United Kingdom) (a)	1,189	3,950
Rank Group PLC (United Kingdom)	12,442	23,192
SATS A.S.A. 144A (Norway) (b)	3,742	14,254
Sichuan Baicha Baidao Industrial Co., Ltd. - H Shares 144A (Hong Kong) (b)	5,800	6,179
		156,988
Consumer Staples - 7.5%
Consumer Staples Distribution & Retail - 2.7%
Acomo N.V. (Netherlands)	2,054	56,481
Ain Holdings, Inc. (Japan)	100	4,722
Carrefour S.A. (France)	9,053	137,188
Heiwado Co., Ltd. (Japan)	600	11,785
J Sainsbury PLC (United Kingdom)	16,549	74,408
Kato Sangyo Co., Ltd. (Japan)	200	7,870
Koninklijke Ahold Delhaize N.V. (Netherlands)	164	6,636
Life Corp. (Japan)	492	8,395
San-A Co., Ltd. (Japan)	400	7,530
Sonae SGPS S.A. (Portugal)	10,094	15,856
Valor Holdings Co., Ltd. (Japan)	900	17,688
		348,559
Food, Beverage & Tobacco - 4.7%
Anglo-Eastern Plantations PLC (United Kingdom)	597	11,113
Anheuser-Busch InBev S.A./N.V. (Belgium)	125	7,472
Austevoll Seafood A.S.A. (Norway)	1,031	9,835
Bell Food Group A.G. (Switzerland)	91	27,694
British American Tobacco PLC (United Kingdom)	1,292	68,718
Bumitama Agri, Ltd. (Singapore)	8,800	7,709
Carlsberg A/S - Class B (Denmark)	339	39,458
First Resources, Ltd. (Singapore)	10,500	13,683
Imperial Brands PLC (United Kingdom)	1,500	63,722

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Staples - 7.5% (Continued)
Food, Beverage & Tobacco - 4.7% (Continued)
Kirin Holdings Co., Ltd. (Japan)	2,600	$38,098
Megmilk Snow Brand Co., Ltd. (Japan)	400	8,008
Mowi A.S.A. (Norway)	68	1,438
MP Evans Group PLC (United Kingdom)	4,703	85,705
Nestle S.A. (Switzerland)	1,407	129,222
Neto Malinda Trading, Ltd. (Israel)	246	9,861
Nisshin Oillio Group, Ltd. (The) (Japan)	414	14,550
Prima Meat Packers, Ltd. (Japan)	500	7,960
Savencia S.A. (France)	350	25,346
Scandinavian Tobacco Group A/S 144A (Denmark) (b)	735	10,144
Sipef N.V. (Belgium)	112	9,677
WH Group, Ltd. 144A (Hong Kong) (b)	30,500	33,030
		622,443
Household & Personal Products - 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	170	13,090

Energy - 3.5%
Energy - 3.5%
Beach Energy, Ltd. (Australia)	19,742	14,918
BP PLC (United Kingdom)	2,272	13,045
China Aviation Oil Singapore Corp., Ltd. (Singapore)	6,200	6,393
Diversified Energy Co. PLC (United Kingdom)	1,022	14,281
Etablissements Maurel et Prom S.A. (France)	1,791	10,324
Fluxys Belgium S.A. (Belgium)	275	6,340
Inpex Corp. (Japan)	3,600	64,829
Ithaca Energy PLC (United Kingdom)	1,131	3,001
Karoon Energy, Ltd. (Australia)	21,913	23,811
OMV A.G. (Austria)	655	34,993
Paz Retail And Energy, Ltd. (Israel)	33	6,763
Repsol S.A. (Spain)	4,165	74,059
Saipem S.p.A. (Italy)	2,717	7,865
Serica Energy PLC (United Kingdom)	17,383	46,336
Shell PLC (United Kingdom)	2,810	100,151
Totalenergies EP Gabon (France)	84	17,289

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Energy - 3.5% (Continued)
Energy - 3.5% (Continued)
United Energy Group, Ltd. (Hong Kong)	174,000	$11,837
		456,235
Financials - 24.8%
Banks - 15.7%
AIB Group PLC (Ireland)	811	7,393
Aichi Financial Group, Inc. (Japan)	400	8,412
ANZ Group Holdings, Ltd. (Australia)	7,211	158,318
Banca Monte dei Paschi di Siena S.p.A. (Italy)	2,842	25,287
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	9,385	180,835
Bank of Tianjin Co., Ltd. - H Shares (Hong Kong) (c)	61,500	20,277
Barclays PLC (United Kingdom)	3,514	18,081
BNP Paribas S.A. (France)	2,030	185,659
BOC Hong Kong Holdings, Ltd. (Hong Kong)	3,000	14,054
BPER Banca S.p.A (Italy)	14,256	158,549
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (France)	473	16,090
Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	911	28,374
Credit Agricole S.A. (France)	2,468	48,632
Daishi Hokuetsu Financial Group, Inc. (Japan)	2,100	20,321
Danske Bank A/S (Denmark)	3,555	151,845
DNB Bank A.S.A. (Norway)	977	26,626
HSBC Holdings PLC (United Kingdom)	9,204	129,897
Hyakujushi Bank, Ltd. (The) (Japan)	200	6,943
Israel Discount Bank, Ltd. - Class A (Israel)	9,388	92,745
Jyske Bank A/S (Denmark)	95	10,608
Kiyo Bank, Ltd. (The) (Japan)	1,200	23,714
Lion Finance Group PLC (United Kingdom)	117	12,066
Mizuho Financial Group, Inc. (Japan)	300	10,086
Nanto Bank, Ltd. (The) (Japan)	600	20,610
NatWest Group PLC (United Kingdom)	23,970	169,309
Nordea Bank Abp (Sweden)	2,496	41,034
Norion Bank A.B. (Sweden) (a)	2,498	17,955
Ogaki Kyoritsu Bank, Ltd. (The) (Japan)	900	21,073
Raiffeisen Bank International A.G. (Austria)	828	28,674

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 24.8% (Continued)
Banks - 15.7% (Continued)
Societe Generale S.A. (France)	1,055	$70,234
SpareBank 1 Nord Norge (Norway)	531	7,494
Standard Chartered PLC (United Kingdom)	2,293	44,502
Swedbank A.B. - Class A (Sweden)	1,198	36,161
TOMONY Holdings, Inc. (Japan)	1,600	7,256
UniCredit S.p.A. (Italy)	1,221	92,907
United Overseas Bank, Ltd. (Singapore)	5,400	145,026
Vestjysk Bank A/S (Denmark)	10,583	8,397
		2,065,444
Financial Services - 5.1%
3i Group PLC (United Kingdom)	1,483	81,747
Credit Corp. Group, Ltd. (Australia)	1,080	10,911
Deutsche Bank A.G. (Germany)	4,704	166,587
Financial Products Group Co., Ltd. (Japan)	1,000	16,053
Helia Group, Ltd. (Australia)	6,824	26,030
Liberty Financial Group, Ltd. (Australia)	6,437	18,951
Mizuho Leasing Co., Ltd. (Japan)	800	7,045
Mutares S.E. & Co. KGaA (Germany)	201	7,030
NOMURA Holdings, Inc. (Japan)	19,600	143,660
Qfin Holdings, Inc. - Class A (Hong Kong) (c)	400	5,938
SBI Holdings, Inc. (Japan)	3,200	139,338
Sun Hung Kai & Co., Ltd. (Hong Kong)	40,000	20,457
Tokyo Century Corp. (Japan)	1,900	24,205
		667,952
Insurance - 4.0%
Ageas S.A./N.V. (Belgium)	171	11,859
AIA Group, Ltd. (Hong Kong)	4,400	42,170
Lancashire Holdings, Ltd. (United Kingdom)	1,072	9,744
MS&AD Insurance Group Holdings, Inc. (Japan)	3,293	74,583
NN Group N.V. (Netherlands)	1,987	140,111
QBE Insurance Group, Ltd. (Australia)	10,386	141,313
SCOR S.E. (France)	588	20,794
Swiss Re A.G. (Switzerland)	448	83,212
Vienna Insurance Group A.G. (Austria)	50	2,755
		526,541

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 11.2%
Health Care Equipment & Services - 2.9%
Ambea A.B. 144A (Sweden) (b)	1,699	$24,500
Ansell, Ltd. (Australia)	872	18,393
Attendo A.B. 144A (Sweden) (b)	3,127	23,514
Fresenius Medical Care A.G. (Germany)	2,617	138,268
Paul Hartmann A.G. (Germany)	44	11,364
Ship Healthcare Holdings, Inc. (Japan)	1,400	21,648
Smith & Nephew PLC (United Kingdom)	7,571	137,318
Terveystalo OYJ 144A (Finland) (b)	747	8,894
		383,899
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
Astellas Pharma, Inc. (Japan)	2,600	28,344
AstraZeneca PLC (United Kingdom)	234	35,849
Bayer A.G. (Germany)	193	6,425
CSL, Ltd. (Australia)	351	46,165
Grifols S.A. (Spain)	752	10,948
GSK PLC (United Kingdom)	5,410	116,163
H Lundbeck A/S (Denmark)	5,632	40,964
Hikma Pharmaceuticals PLC (United Kingdom)	399	9,160
Ipsen S.A. (France)	440	59,078
Nippon Shinyaku Co., Ltd. (Japan)	2,300	51,962
Novartis A.G. (Switzerland)	1,768	227,344
Ono Pharmaceutical Co., Ltd. (Japan)	900	10,424
Roche Holding A.G. (Switzerland)	188	65,051
Roche Holding A.G. Genusscheine (Switzerland)	673	224,115
Sandoz Group A.G. (Switzerland)	561	33,462
Sanofi S.A. (France)	700	66,282
Shionogi & Co., Ltd. (Japan)	1,400	24,671
Takeda Pharmaceutical Co., Ltd. (Japan)	800	23,499
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	6,000	11,612
		1,091,518
Industrials - 18.7%
Capital Goods - 13.7%
ACS Actividades de Construccion y Servicios S.A. (Spain)	90	7,214
AerCap Holdings N.V. (Netherlands)	1,200	145,200

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Capital Goods - 13.7% (Continued)
AF Gruppen A.S.A. (Norway)	723	$12,184
Eiffage S.A. (France)	1,012	129,648
Elco, Ltd. (Israel)	190	9,761
Forbo Holding A.G. - Registered Shares (Switzerland)	48	43,982
Implenia A.G. (Switzerland)	1,607	135,490
INFRONEER Holdings, Inc. (Japan)	1,100	11,439
ITOCHU Corp. (Japan)	3,000	170,717
Kanamoto Co., Ltd. (Japan)	1,000	24,329
Keller Group PLC (United Kingdom)	4,087	83,169
Kier Group PLC (United Kingdom)	4,895	14,539
Kitz Corp. (Japan)	2,600	29,646
Koninklijke BAM Groep N.V. (Netherlands)	3,535	33,472
Koninklijke Heijmans N.V. (Netherlands)	346	24,089
KSB S.E. & Co. KGaA (Germany)	28	29,484
Manitou BF S.A. (France)	543	11,946
Mitani Corp. (Japan)	1,800	26,160
Mitsui & Co., Ltd. (Japan)	400	9,934
NGK Insulators, Ltd. (Japan)	700	11,703
Nippon Densetsu Kogyo Co., Ltd. (Japan)	1,200	23,167
Nissei A.S.B. Machine Co., Ltd. (Japan)	200	9,701
Porr A.G. (Austria)	82	2,749
Raito Kogyo Co., Ltd. (Japan)	200	4,361
Rolls-Royce Holdings PLC (United Kingdom)	3,149	50,618
Sanki Engineering Co., Ltd. (Japan)	800	26,678
Siemens A.G. (Germany)	53	14,308
Siemens Energy A.G. (Germany) (a)	1,027	120,747
Skanska A.B. - B Shares (Sweden)	254	6,593
SKF A.B. - B Shares (Sweden)	606	15,072
Smiths Group PLC (United Kingdom)	197	6,241
Strabag S.E. (Austria)	154	14,067
Takara Standard Co., Ltd. (Japan)	1,700	30,005
Takeuchi Manufacturing Co., Ltd. (Japan)	700	24,475
Toa Corp. (Japan)	1,900	26,851
Totetsu Kogyo Co., Ltd. (Japan)	900	26,302
Toyota Tsusho Corp. (Japan)	2,825	78,213

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Capital Goods - 13.7% (Continued)
Traton S.E. (Germany)	1,225	$39,440
Veidekke A.S.A. (Norway)	121	1,916
Vinci S.A. (France)	1,297	180,237
Volvo A.B. - B Shares (Sweden)	2,530	72,755
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	12,900	33,751
Yurtec Corp. (Japan)	1,100	20,056
		1,792,409
Commercial & Professional Services - 1.2%
GL Events SACA (France)	665	24,262
ISS A/S (Denmark)	1,230	38,973
Johnson Service Group PLC (United Kingdom)	1,522	3,079
Loomis A.B. (Sweden)	605	25,855
Nomura Co., Ltd. (Japan)	3,500	25,045
Prosegur Cash S.A. 144A (Spain) (b)	9,252	8,277
Prosegur Cia de Seguridad S.A. (Spain)	8,235	28,265
Teleperformance S.E. (France)	113	8,440
		162,196
Transportation - 3.8%
ANA Holdings, Inc. (Japan)	900	17,390
Central Japan Railway Co. (Japan)	400	11,469
Deutsche Lufthansa A.G. (Germany)	10,753	91,258
easyJet PLC (United Kingdom)	1,691	10,573
Hoegh Autoliners A.S.A. 144A (Norway) (b)	216	2,321
International Consolidated Airlines Group S.A. (United Kingdom)	19,061	99,276
International Consolidated Airlines Group S.A. (Spain)	8,448	44,210
Japan Airlines Co., Ltd. (Japan)	500	10,069
MPC Container Ships A.S.A. (Norway)	4,835	7,992
Nippon Yusen KK (Japan)	2,700	92,150
Qantas Airways, Ltd. (Australia)	11,225	81,097
Sankyu, Inc. (Japan)	100	5,469
SITC International Holdings Co., Ltd. (Hong Kong)	2,000	7,700
TS Lines, Ltd. 144A (Hong Kong) (b)	8,000	8,772
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,584

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Transportation - 3.8% (Continued)
ZIM Integrated Shipping Services, Ltd. (Israel)	600	$8,130
		499,460
Information Technology - 7.8%
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding N.V. (Netherlands)	114	111,165
Ferrotec Holdings Corp. (Japan)	3,400	91,810
Infineon Technologies A.G. (Germany)	2,876	112,820
		315,795
Software & Services - 1.9%
Computacenter PLC (United Kingdom)	251	9,093
Econocom Group S.A./N.V. (Belgium)	9,294	19,291
Fujitsu, Ltd. (Japan)	3,300	77,422
Hansen Technologies, Ltd. (Australia)	7,028	27,293
Kontron A.G. (Germany)	321	10,375
Matrix IT, Ltd. (Israel)	308	10,836
Nice, Ltd. (Israel) (a)	85	12,313
SAP S.E. (Germany)	248	66,403
Sopra Steria Group S.A.C.A. (France)	60	11,451
SUNeVision Holdings, Ltd. (Hong Kong)	4,000	3,530
		248,007
Technology Hardware & Equipment - 3.5%
Ai Holdings Corp. (Japan)	1,600	30,294
Barco N.V. (Belgium)	1,331	21,174
Canon, Inc. (Japan)	2,362	68,939
Citizen Watch Co., Ltd. (Japan)	1,900	12,881
Elecom Co., Ltd. (Japan)	2,000	24,910
Furuno Electric Co., Ltd. (Japan)	100	3,825
Ituran Location and Control, Ltd. (Israel)	200	7,144
Kaga Electronics Co., Ltd. (Japan)	600	14,356
Nippon Electric Glass Co., Ltd. (Japan)	400	13,117
Nokia OYJ (Finland)	31,765	152,743
PAX Global Technology, Ltd. (Hong Kong)	23,000	16,995
Quadient S.A. (France)	1,031	15,907
Ryoyo Ryosan Holdings, Inc. (Japan)	400	8,067

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 7.8% (Continued)
Technology Hardware & Equipment - 3.5% (Continued)
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	9,440	$78,218
		468,570
Materials - 5.7%
Materials - 5.7%
ArcelorMittal S.A. (France)	4,009	144,620
Bekaert S.A. (Belgium)	461	21,182
BHP Group, Ltd. (Australia)	3,492	97,534
Caltagirone S.p.A. (Italy)	1,326	13,076
Cementir Holding N.V. (Italy)	466	7,785
Evraz PLC (United Kingdom) *(a)(d)	354	0
Fuji Seal International, Inc. (Japan)	700	13,452
Holcim A.G. (Switzerland)	1,147	97,875
Kaneka Corp. (Japan)	500	14,222
Kobe Steel, Ltd. (Japan)	200	2,364
Navigator Co. S.A. (The) (Portugal)	2,587	9,955
Nippon Kayaku Co., Ltd. (Japan)	1,700	15,954
Nippon Light Metal Holdings Co., Ltd. (Japan)	500	7,093
Pan African Resources PLC (United Kingdom)	22,008	25,928
Perenti, Ltd. (Australia)	19,050	35,407
Regis Resources, Ltd. (Australia)	5,615	22,181
Rio Tinto PLC (United Kingdom)	1,516	99,908
Sakata INX Corp. (Japan)	500	7,855
thyssenkrup A.G. (Germany)	453	6,250
Umicore S.A. (Belgium)	683	12,195
Vicat S.A.C.A. (France)	132	9,291
West African Resources, Ltd. (Australia) (a)(d)	12,071	24,197
Westgold Resources, Ltd. (Australia)	1,308	3,856
Yara International A.S.A. (Norway)	1,180	43,247
Zeon Corp. (Japan)	900	10,005
		745,432
Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
AIMS APAC REIT (Singapore)	9,800	10,343
Carmila S.A. (France)	661	13,666
Charter Hall Retail REIT (Australia)	6,688	18,228

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 2.2% (Continued)
Equity Real Estate Investment Trusts (REITs) - 0.9% (Continued)
Eurocommercial Properties N.V. (Netherlands)	61	$1,915
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,765
Hammerson PLC (United Kingdom)	2,696	10,561
ICADE (France)	466	11,743
Japan Hotel REIT Investment Corp. (Japan)	24	14,470
Land Securities Group PLC (United Kingdom)	2,178	17,068
NIPPON REIT Investment Corp. (Japan)	21	13,751
Stoneweg Europe Stapled Trust (Singapore)	3,600	6,424
		119,934
Real Estate Management & Development - 1.3%
Amot Investments, Ltd. (Israel)	340	2,541
Blue Square Real Estate, Ltd. (Israel)	16	1,748
Centurion Corp., Ltd. (Singapore)	7,700	8,959
CK Asset Holdings, Ltd. (Hong Kong)	8,000	38,745
Daiwa House Industry Co., Ltd. (Japan)	600	21,552
Deutsche Wohnen S.E. (Germany)	1,234	31,440
Hang Lung Group, Ltd. (Hong Kong)	2,000	3,771
Intershop Holding A.G. (Switzerland)	131	25,830
Olav Thon Eiendomsselskap A.S.A. (Norway)	276	7,549
Tokyu Fudosan Holdings Corp. (Japan)	1,900	15,707
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	5,000	14,764
		172,606
Utilities - 3.3%
Utilities - 3.3%
Drax Group PLC (United Kingdom)	1,220	11,506
Electric Power Development Co., Ltd. (Japan)	500	9,370
Electricite de Strasbourg S.A. (France)	67	12,687
Endesa S.A. (Spain)	2,040	65,166
Enel S.p.A. (Italy)	6,825	64,674
Engie S.A. (France)	5,551	119,320
Iren S.p.A. (Italy)	1,306	4,046
Italgas S.p.A. (Italy)	2,179	20,071
National Grid PLC (United Kingdom)	1,158	16,639
Naturgy Energy Group S.A. (Spain)	217	6,744
Origin Energy, Ltd. (Australia)	564	4,654

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 3.3% (Continued)
Utilities - 3.3% (Continued)
Tokyo Gas Co., Ltd. (Japan)	200	$7,113
United Utilities Group PLC (United Kingdom)	5,749	88,815
		430,805

Total Common Stocks (Cost $12,043,740)		$13,064,541

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2%	Shares	Value
Consumer Discretionary - 0.1%
Automobiles & Components - 0.1%
Volkswagen A.G. (Germany)	75	$8,129

Health Care - 0.1%
Health Care Equipment & Services - 0.1%
Draegerwerk A.G. & Co. KGaA (Germany)	235	17,490

Total Preferred Stocks (Cost $25,333)		$25,619

Investments at Value - 99.6% (Cost $12,069,073)		$13,090,160

Other Assets in Excess of Liabilities - 0.4%		50,614

Net Assets - 100.0%		$13,140,774

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Non-income producing security.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $26,215, which represents 0.2% of net assets as of September 30, 2025.

(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.2% of net assets. The total value of these securities is $24,197.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
Country Breakdown
September 30, 2025 (Unaudited)

Country	Value	% of Net Assets
Japan	$2,861,345	21.8%
United Kingdom	1,944,072	14.8%
France	1,504,543	11.5%
Germany	1,210,275	9.2%
Switzerland	1,163,987	8.9%
Australia	866,946	6.6%
Netherlands	567,258	4.3%
Spain	508,120	3.9%
Sweden	463,109	3.5%
Italy	394,260	3.0%
Denmark	300,389	2.3%
Hong Kong	292,093	2.2%
Singapore	255,429	1.9%
Israel	175,316	1.3%
Finland	161,637	1.2%
Norway	136,440	1.0%
Belgium	132,963	1.0%
Austria	91,432	0.7%
Portugal	34,327	0.3%
Ireland	26,219	0.2%
Total Investments	$13,090,160	99.6%
Other Assets in Excess of Liabilities	50,614	0.4%
Net Assets	$13,140,774	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 8.1%
Media & Entertainment - 8.1%
Alphabet, Inc. - Class C	4,176	$1,017,065
Meta Platforms, Inc. - Class A	1,082	794,599
Nintendo Co., Ltd. (Japan)	7,510	649,843
Spotify Technology S.A. - Class A (Luxembourg) (a)	632	441,136
		2,902,643
Consumer Discretionary - 13.7%
Automobiles & Components - 1.9%
Ferrari N.V. (Netherlands)	1,389	673,971

Consumer Discretionary Distribution & Retail - 7.4%
Amazon.com, Inc. (a)	3,785	831,072
D’ieteren Group (Belgium)	4,665	875,562
Dollarama, Inc. (Canada)	3,260	430,012
O’Reilly Automotive, Inc. (a)	4,680	504,551
		2,641,197
Consumer Durables & Apparel - 0.9%
Brunello Cucinelli S.p.A. (Italy)	3,063	335,543

Consumer Services - 3.5%
Compass Group PLC (United Kingdom)	21,716	740,206
InterContinental Hotels Group PLC (United Kingdom)	4,156	502,503
		1,242,709
Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	480	444,302

Food, Beverage & Tobacco - 1.6%
Lotus Bakeries N.V. (Belgium)	60	566,110

Household & Personal Products - 1.1%
Church & Dwight Co., Inc.	4,355	381,629

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Energy - 3.5%
Energy - 3.5%
Chevron Corp.	3,946	$612,775
Suncor Energy, Inc. (Canada)	15,299	639,651
		1,252,426
Financials - 16.9%
Banks - 5.8%
Intesa Sanpaolo S.p.A. (Italy)	120,859	799,942
JPMorgan Chase & Co.	4,053	1,278,438
		2,078,380
Financial Services - 4.4%
Partners Group Holding A.G. (Switzerland)	462	604,532
Visa, Inc. - Class A	2,814	960,643
		1,565,175
Insurance - 6.7%
Beazley PLC (United Kingdom)	69,554	850,643
Globe Life, Inc.	5,785	827,081
Reinsurance Group of America, Inc.	3,781	726,444
		2,404,168
Health Care - 6.9%
Health Care Equipment & Services - 4.5%
Boston Scientific Corp. (a)	4,212	411,218
IDEXX Laboratories, Inc. (a)	965	616,529
STERIS PLC (Ireland)	2,392	591,876
		1,619,623
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Bio-Techne Corp.	7,873	437,975
Thermo Fisher Scientific, Inc.	829	402,081
		840,056
Industrials - 15.7%
Capital Goods - 13.2%
ATI, Inc. (a)	10,309	838,534
Fluidra S.A. (Spain)	21,510	585,101
Parker-Hannifin Corp.	908	688,400
Quanta Services, Inc.	1,294	536,260
Safran S.A. (France)	2,768	982,223
Schneider Electric S.E. (France)	2,354	662,548

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Capital Goods - 13.2% (Continued)
Siemens Energy A.G. (Germany) (a)	3,664	$430,786
		4,723,852
Commercial & Professional Services - 2.5%
CACI International, Inc. - Class A (a)	961	479,327
Waste Connections, Inc. (Canada)	2,407	423,151
		902,478
Information Technology - 27.0%
Semiconductors & Semiconductor Equipment - 6.1%
Marvell Technology, Inc.	5,998	504,252
Monolithic Power Systems, Inc.	900	828,576
NVIDIA Corp.	4,437	827,855
		2,160,683
Software & Services - 16.6%
Cadence Design Systems, Inc. (a)	1,304	458,043
Constellation Software, Inc. (Canada)	284	771,099
Fair Isaac Corp. (a)	295	441,476
Intuit, Inc.	546	372,869
Microsoft Corp.	3,185	1,649,671
Palo Alto Networks, Inc. (a)	3,632	739,548
SAP S.E. (Germany)	2,509	671,791
ServiceNow, Inc. (a)	898	826,411
		5,930,908
Technology Hardware & Equipment - 4.3%
Apple, Inc.	3,425	872,108
Arista Networks, Inc. (a)	4,572	666,186
		1,538,294
Materials - 1.4%
Materials - 1.4%
Linde PLC (Ireland)	1,038	493,050

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
CBRE Group, Inc. - Class A (a)	3,812	$600,619

Investments at Value - 98.8% (Cost $22,352,191)		$35,297,816

Other Assets in Excess of Liabilities - 1.2%		445,296

Net Assets - 100.0%		$35,743,112

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2025 (Unaudited)

Country	Value	% of Net Assets
United States	$21,576,537	60.4%
Canada	2,263,913	6.3%
United Kingdom	2,093,352	5.9%
France	1,644,771	4.6%
Belgium	1,441,672	4.0%
Italy	1,135,485	3.2%
Germany	1,102,577	3.1%
Ireland	1,084,926	3.0%
Netherlands	673,971	1.9%
Japan	649,843	1.8%
Switzerland	604,532	1.7%
Spain	585,101	1.7%
Luxembourg	441,136	1.2%
Total Investments	$35,297,816	98.8%
Other Assets in Excess of Liabilities	445,296	1.2%
Net Assets	$35,743,112	100.0%

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 86.1%	Coupon	Maturity	Par Value	Value
Finance - 5.7%
Banking - 1.6%
JPMorgan Chase & Co. (SOFR + 157) (a)	6.087%	10/23/29	$210,000	$221,608

Noncaptive Diversified Financial Companies - 0.9%
GATX Corp.	5.400%	03/15/27	120,000	121,737

Real Estate Investment Trusts - 3.2%
Host Hotels & Resorts LP	4.500%	02/01/26	230,000	229,685
Ventas Realty LP	4.400%	01/15/29	215,000	215,602
				445,287
Industrial - 65.8%
Aerospace / Defense - 1.3%
Hexcel Corp.	4.200%	02/15/27	185,000	184,209

Automobile Manufacturing - 2.3%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	314,422

Construction Machinery - 3.0%
CNH Industrial Capital LLC	4.550%	04/10/28	265,000	267,040
United Rentals North America, Inc.	4.875%	01/15/28	155,000	154,527
				421,567
Diversified Manufacturing - 5.0%
Amphenol Corp.	5.050%	04/05/29	260,000	268,271
Keysight Technologies, Inc.	4.600%	04/06/27	210,000	210,972
Roper Technologies, Inc.	4.250%	09/15/28	215,000	216,004
				695,247
Electronics - 2.3%
Analog Devices, Inc., 144A (b)	3.450%	06/15/27	175,000	173,598
Dell International LLC	6.020%	06/15/26	144,000	145,161
				318,759
Energy - Independent - 1.9%
EOG Resources, Inc.	4.400%	07/15/28	265,000	267,434

Environmental - 1.8%
Waste Management, Inc.	3.875%	01/15/29	245,000	243,456

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 65.8% (continued)
Food Processors - 1.5%
Mondelez International, Inc.	2.625%	03/17/27	$220,000	$215,433

Healthcare Facilities / Supplies - 7.0%
Agilent Technologies, Inc.	3.050%	09/22/26	281,000	278,176
HCA, Inc.	5.625%	09/01/28	215,000	221,844
Teleflex, Inc.	4.625%	11/15/27	235,000	232,842
Tenet Healthcare Corp. (c)	4.625%	06/15/28	245,000	242,758
				975,620
Information / Data Technology - 2.6%
Paypal Holding, Inc.	4.450%	03/06/28	280,000	282,923
S&P Global, Inc.	4.750%	08/01/28	75,000	76,399
				359,322
Lease / Rent - 5.1%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	217,292	211,822
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 144A (b)	5.152%	03/20/28	175,000	175,662
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	279,721	278,103
United Airlines, Series 2020-1, Class A	5.875%	04/15/29	40,565	41,697
				707,284
Media - Cable - 3.4%
CCO Holdings LLC, 144A (b)	5.125%	05/01/27	205,000	203,623
TCI Communications, Inc., Series 2021-3, Class D	7.125%	02/15/28	255,000	271,823
				475,446
Metals / Mining - 1.0%
Freeport-McMoran, Inc. (c)	4.375%	08/01/28	135,000	134,274

Midstream Energy - 2.7%
Boardwalk Pipelines LP	5.950%	06/01/26	210,000	211,326
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	170,069
				381,395

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 65.8% (continued)
Other Industrial - 1.6%
Cintas Corp.	4.200%	05/01/28	$225,000	$225,965

Packaging - 3.2%
Berry Global, Inc.	5.500%	04/15/28	265,000	272,462
Crown Americas LLC	4.250%	09/30/26	180,000	179,100
				451,562
Paper & Forest Products - 1.7%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	241,990

Railroads - 1.6%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	205,000	219,230

Restaurants - 3.3%
Darden Restaurants, Inc.	4.350%	10/15/27	265,000	266,015
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (b)	4.750%	06/01/27	190,000	189,329
				455,344
Retail Stores - 4.6%
AutoNation, Inc.	3.800%	11/15/27	220,000	217,718
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,390
Lowe’s Cos., Inc.	4.000%	10/15/28	135,000	134,690
O’Reilly Automotive, Inc.	3.550%	03/15/26	205,000	204,418
				636,216
Services - 1.4%
Service Corp. International	7.500%	04/01/27	185,000	191,614

Supermarkets - 1.7%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	240,000	237,740

Vehicle Parts - 1.1%
Allison Transmission, Inc., 144A (b)	4.750%	10/01/27	155,000	153,943

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 65.8% (continued)
Wireless Telecommunications - 1.9%
Sprint Corp.	7.625%	03/01/26	$260,000	$260,581

Wireline Telecommunications - 2.8%
AT&T Inc.	5.125%	06/01/28	245,000	256,403
Verizon Communications, Inc.	4.125%	03/16/27	140,000	140,107
				396,510
Utility - 14.6%
Electric - 14.6%
Alliant Energy Finance LLC, 144A (b)	1.400%	03/15/26	189,000	186,250
Ameren Corp.	1.750%	03/15/28	165,000	155,853
Arizona Public Service	2.950%	09/15/27	190,000	186,231
DTE Energy Co.	3.800%	03/15/27	280,000	279,200
Duke Power Co. LLC, Series A	6.000%	12/01/28	210,000	221,207
Evergy, Inc.	4.700%	03/13/28	285,000	288,481
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	238,787
Pacific Gas & Electric Co.	2.950%	03/01/26	215,000	213,515
Wec Energy Group, Inc.	5.150%	10/01/27	265,000	270,033
				2,039,557

Total Corporate Bonds (Cost $11,864,130)				$11,992,752

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
Colorado - 0.2%
Colorado Housing & Finance Authority, Series 2021-C1 (Cost $19,944)	1.008%	11/01/25	$20,000	$19,949

ASSET BACKED SECURITIES - 5.9%	Coupon	Maturity	Par Value	Value
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	$20,000	$19,970
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	186,241	187,272

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 5.9% (Continued)	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2023-1, Class D, 144A (b)	6.440%	11/15/28	$100,000	$101,660
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	78,499	79,169
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	5,998
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	7,324	7,320
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	223,619
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	3,721	3,728
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	178,154	178,347
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (b)	2.120%	01/15/27	18,383	18,336
Total Asset Backed Securities (Cost $812,106)				$825,419

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 6.3%	Coupon	Maturity	Par Value	Value
United States Treasury	4.625%	03/15/26	$360,000	$361,206
United States Treasury	4.250%	03/15/27	350,000	352,844
United States Treasury	4.125%	10/31/27	160,000	161,625
Total U.S. Treasury Bonds & Notes (Cost $868,997)				$875,675

Investments at Value - 98.5% (Cost $13,565,177)				$13,713,795

Other Assets in Excess of Liabilities - 1.5%				211,444

Net Assets - 100.0%				$13,925,239

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 38.0%	Coupon	Maturity	Par Value	Value
Finance - 10.3%
Banking - 6.0%
American Express Co.	5.532%	04/25/30	$5,041,000	$5,267,486
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	13,475,000	12,036,017
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	6,362,000	5,734,064
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,844,772
PNC Financial Services Group, Inc. (SOFR + 228.4) (a)(b)	6.875%	10/20/34	6,585,000	7,460,494
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,584,151
Wells Fargo & Co. (a)	3.350%	03/02/33	2,072,000	1,928,773
				42,855,757
Mortgage Banking - 0.5%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	9.750%	09/15/29	3,650,000	3,856,714

Noncaptive Diversified Financial Companies - 0.8%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,997,024
GATX Corp.	3.500%	06/01/32	2,987,000	2,770,567
				5,767,591
Real Estate Investment Trusts - 3.0%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,911,567
IIP Operating Partnership LP	5.500%	5/25/26	7,570,000	7,526,123
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,981,893
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,991,763
				21,411,346
Industrial - 20.9%
Automobile Manufacturing - 1.1%
Ford Motor Credit Co. LLC	7.350%	11/04/27	3,425,000	3,572,237
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,916,971

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.9% (continued)
Automobile Manufacturing - 1.1% (continued)
Goodyear Tire & Rubber Co.	5.000%	07/15/29	$500,000	$482,837
				7,972,045
Building Products - 2.4%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,518,042
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,820,268
Masco Corp.	6.500%	08/15/32	6,205,000	6,810,143
Quikrete Holdings, Inc., 144A (c)	6.375%	03/01/32	1,870,000	1,937,028
				17,085,481
Chemicals - 0.1%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	1,093,000	1,094,034

Construction Machinery - 1.1%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,171,613
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	4,069,438
				8,241,051
Consumer Products - 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,709,334

Diversified Manufacturing - 0.9%
Otis Worldwide Corp.	5.125%	11/19/31	3,566,000	3,696,787
Vontier Corp.	2.400%	04/01/28	2,800,000	2,663,518
				6,360,305
Electronics - 0.4%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,259,269

Healthcare Facilities / Supplies - 1.4%
HCA, Inc.	3.500%	09/01/30	4,250,000	4,059,439
Mars, Inc., 144A (c)	5.200%	03/01/35	2,000,000	2,044,273
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,110,378
				10,214,090
Home Building - 0.5%
KB Home	6.875%	06/15/27	1,200,000	1,225,033
KB Home	4.800%	11/15/29	2,350,000	2,325,653
				3,550,686

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.9% (continued)
Independent Energy - 2.1%
Occidental Petroleum Corp.	7.500%	05/01/31	$6,085,000	$6,834,642
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,175,843
SM Energy Co.	6.500%	07/15/28	3,652,000	3,675,804
				14,686,289
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,814,545

Media - Cable - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	4,100,133

Midstream Energy - 1.7%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,443,426
Transcontinental Gas Pipe Line Co. LLC	3.250%	05/15/30	4,840,000	4,614,953
				12,058,379
Other Industrial - 1.2%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,855,516
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,734,180
				8,589,696
Packaging - 0.8%
Crown Americas LLC	5.250%	04/01/30	3,542,000	3,589,339
Silgan Holdings, Inc.	4.125%	02/01/28	1,925,000	1,878,918
				5,468,257
Pharmaceuticals - 1.1%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	6,068,397
Teva Pharmaceuticals Finance	3.150%	10/01/26	1,571,000	1,543,072
				7,611,469
Retail Stores - 1.2%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,504,048
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,284,710
				8,788,758
Services - 1.5%
Block Financial LLC	3.875%	08/15/30	5,340,000	5,145,084
Rayonier LP	2.750%	05/17/31	6,000,000	5,385,829
				10,530,913

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.9% (continued)
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	$3,810,000	$3,774,115

Transportation Services - 1.3%
FedEx Corp., 144A (c)	3.900%	02/01/35	2,245,000	2,045,574
FedEx Corp., 144A (c)	5.100%	01/15/44	4,000,000	3,658,917
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,847,930
				9,552,421
Utility - 6.8%
Electric - 6.8%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,885,532
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/30	3,850,000	3,577,183
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,491,434
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	7,042,948
Peco Energy Co.	4.900%	06/15/33	3,954,000	4,038,010
PG&E Corp.	5.000%	07/01/28	4,866,000	4,820,960
PG&E Corp.	5.250%	07/01/30	2,500,000	2,465,363
Pinnacle West Capital Corp.	4.900%	05/15/28	2,774,000	2,818,116
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,997,710
Vistra Operations Corp., 144A (c)	6.875%	04/15/32	1,695,000	1,772,761
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,545,926
				48,455,943

Total Corporate Bonds (Cost $271,470,096)				$271,808,621

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
California - 0.9%
California Municipal Finance Authority, Series 2021 (b)(d)	3.637%	07/01/30	$6,765,000	$6,131,603

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.0% (Continued)	Coupon	Maturity	Par Value	Value
Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	$3,840,000	$3,842,110

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,373,469

Total Municipal Bonds (Cost $16,851,757)				$14,347,182

ASSET BACKED SECURITIES - 2.7%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2023-1, 144A (c)	6.440%	11/15/28	$4,750,000	$4,828,830
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	2,435,000	2,465,835
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	4,588,993	4,491,356
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	6,028,054
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,850,000	1,876,771
Total Asset Backed Securities (Cost $19,571,007)				$19,690,846

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 33.6%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.3%
Pool #735897	5.500%	10/01/35	$180,408	$186,821
Pool #888016	5.500%	05/01/36	287,633	299,269
Pool #AL3287, Series 2013	4.500%	09/01/41	699,138	699,315
Pool #MA1700, Series 2013	4.500%	12/01/43	618,725	616,908
Pool #MA1971	4.500%	06/01/44	104,111	103,333
Pool #MA2005	4.500%	08/01/44	229,021	227,311
Pool #CB3110	2.500%	03/01/47	994,671	854,558
Pool #MA4020	3.000%	05/01/50	4,391,880	3,903,578
Pool #CA5960	2.500%	06/01/50	7,017,645	6,026,988
Pool #MA4048	3.000%	06/01/50	4,274,688	3,799,420
Pool #CA8256	2.500%	08/01/50	7,278,271	6,145,647
Pool #MA4097	3.000%	08/01/50	4,285,505	3,805,039
Pool #FM6110	3.000%	09/01/50	4,062,953	3,648,708
Pool #MA4121	3.000%	09/01/50	3,217,797	2,855,036

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 33.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.3% (continued)
Pool #FS0672	2.000%	01/01/51	$4,346,568	$3,541,682
Pool #BT0417	2.500%	06/01/51	3,246,479	2,753,779
Pool #MA4379	2.500%	07/01/51	3,564,104	3,022,137
Pool #MA4438	2.500%	10/01/51	5,020,470	4,252,419
Pool #MA4514	3.500%	01/01/52	1,411,516	1,298,147
Pool #SD8214	3.500%	05/01/52	358,874	328,463
Pool #BV7245	4.000%	05/01/52	2,760,157	2,604,689
Pool #MA4644	4.000%	05/01/52	11,298,871	10,677,039
Pool #MA4732	4.000%	09/01/52	4,019,519	3,802,004
Pool #MA4761	5.000%	09/01/52	6,247,830	6,226,994
Pool #MA5008	4.500%	05/01/53	10,208,673	9,944,133
Pool #MA5071	5.000%	07/01/53	5,301,374	5,273,026
Pool #MA5164	5.000%	10/01/53	5,504,011	5,476,860
Pool #MA5216	6.000%	12/01/53	4,635,569	4,747,202
Pool #MA5295	6.000%	03/01/54	2,412,463	2,470,029
Pool #MA5674	6.000%	04/01/55	2,686,975	2,746,015
				102,336,549
Federal Home Loan Mortgage Corp. - 12.5%
Pool #781958 (H15T1Y + 225) (a)	7.250%	09/01/34	10,391	10,647
Pool #G08061	5.500%	06/01/35	22,882	23,836
Pool #A42128	5.500%	01/01/36	66,438	69,124
Pool #G02386	6.000%	11/01/36	135,304	142,716
Pool #G08607	4.500%	09/01/44	433,271	430,556
Pool #RA2650	3.000%	05/01/50	3,883,923	3,469,857
Pool #SD8092	3.000%	09/01/50	5,427,337	4,785,386
Pool #SD8129	2.500%	02/01/51	3,801,059	3,231,368
Pool #SD8151	2.500%	06/01/51	9,597,070	8,151,151
Pool #SD8194	2.500%	02/01/52	2,614,682	2,210,896
Pool #SD8196	3.500%	02/01/52	9,697,657	8,902,453
Pool #SD8202	3.500%	02/01/52	13,205,995	12,143,872
Pool #SD8201	3.000%	03/01/52	6,137,240	5,404,012
Pool #RA6910	3.500%	03/01/52	3,789,943	3,490,533
Pool #SD8215	4.000%	05/01/52	6,919,121	6,538,330
Pool #RA7554	4.000%	06/01/52	4,197,327	3,967,620
Pool #SD8231	4.500%	07/01/52	7,405,288	7,209,604

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 33.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 12.5% (continued)
Pool #SD8238	4.500%	08/01/52	$5,840,185	$5,697,950
Pool #SD8246	5.000%	09/01/52	6,098,026	6,077,375
Pool #SD8267	5.000%	11/01/52	1,715,353	1,711,215
Pool #SD8494	5.500%	01/01/55	5,861,038	5,911,539
				89,580,040
Government National Mortgage Association - 6.8%
Pool #MA7590M	3.000%	09/20/51	6,571,498	5,872,076
Pool #MA7769M	3.500%	12/20/51	4,093,783	3,756,512
Pool #MA8801M	5.500%	04/20/53	5,539,318	5,614,606
Pool #MB0368	6.500%	05/20/55	6,759,488	6,947,303
Pool #MB0426	6.500%	06/20/55	8,534,530	8,782,486
Pool #MB0488M	7.000%	07/20/55	10,138,233	10,451,928
Pool #MB0559M	7.000%	08/20/55	6,831,628	7,036,136
				48,461,047

Total Mortgage-Backed Securities Passthrough (Cost $250,380,306)				$240,377,636

U.S. TREASURY BONDS & NOTES - 21.8%	Coupon	Maturity	Par Value	Value
United States Treasury	2.375%	05/15/27	$16,358,000	$16,029,562
United States Treasury	2.625%	02/15/29	7,360,000	7,121,375
United States Treasury	0.625%	08/15/30	16,310,000	14,061,641
United States Treasury	2.750%	08/15/32	12,363,000	11,493,244
United States Treasury	3.375%	05/15/33	13,617,000	13,079,767
United States Treasury	4.625%	02/15/35	15,425,000	16,029,949
United States Treasury	3.125%	11/15/41	16,492,000	13,737,321
United States Treasury	1.125%	05/15/40	1,000,000	636,836
United States Treasury	1.750%	08/15/41	21,234,000	14,407,601
United States Treasury	2.500%	02/15/45	21,875,000	15,668,823
United States Treasury	1.375%	08/15/50	34,300,000	17,246,469

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 21.8% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.875%	05/15/52	$22,637,000	$16,153,622
Total U.S. Treasury Bonds & Notes (Cost $154,978,046)				$155,666,210

Investments at Value - 98.1% (Cost $713,251,212)				$701,890,495

Other Assets in Excess of Liabilities - 1.9%				13,529,299

Net Assets - 100.0%				$715,419,794

(a)	Variable rate security. Interest rates resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,131,603, which represents 0.9% of net assets as of September 30, 2025.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 96.4%	Coupon	Maturity	Par Value	Value
Finance - 11.4%
Mortgage Banking - 1.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	9.750%	09/15/29	$966,000	$1,020,708

Other Finance - 2.8%
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,776,908

Real Estate Investment Trusts - 7.0%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	959,000	853,320
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,938,697
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,695,274
				4,487,291
Industrial - 77.9%
Aerospace / Defense - 0.4%
Hexcel Corp.	4.200%	02/15/27	265,000	263,867

Automobile Manufacturing - 3.8%
Ford Motor Co.	7.400%	11/01/46	640,000	693,304
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,714,730
				2,408,034
Building Products - 1.7%
Quikrete Holdings, Inc., 144A (a)	6.375%	03/01/32	747,000	773,776
Quikrete Holdings, Inc., 144A (a)	6.750%	03/01/33	300,000	311,908
				1,085,684
Chemicals - 4.9%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	517,531
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	947,404
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	342,000	342,324
Olin Corp.	5.625%	08/01/29	676,000	678,027
Olin Corp.	5.000%	02/01/30	675,000	659,358
				3,144,644
Construction Machinery - 6.6%
Brunswick Corp.	2.400%	08/18/31	1,639,000	1,425,026

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Construction Machinery - 6.6% (continued)
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	$1,498,000	$1,462,226
United Rentals North America, Inc.	4.875%	01/15/28	1,325,000	1,320,955
				4,208,207
Consumer Products - 3.1%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	664,900
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	485,778
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	807,485
				1,958,163
Diversified Manufacturing - 4.6%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,595,229
Griffon Corp.	5.750%	03/01/28	1,336,000	1,336,449
				2,931,678
Electronics - 3.1%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	400,000	400,116
QORVO, Inc.	4.375%	10/15/29	1,281,000	1,255,676
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	361,000	333,159
				1,988,951
Environmental - 1.5%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	995,000	986,732

Healthcare Facilities / Supplies - 5.1%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,371,000	1,323,826
Teleflex, Inc.	4.625%	11/15/27	1,333,000	1,320,761
Tenet Healthcare Corp.	6.125%	10/01/28	622,000	622,360
				3,266,947
Home Builders - 2.5%
KB Home	6.875%	06/15/27	1,560,000	1,592,543

Independent Energy - 9.1%
APA Corp.	4.250%	01/15/30	680,000	658,488
Occidental Petroleum Corp.	7.875%	09/15/31	1,650,000	1,876,131
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,673,408

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Independent Energy - 9.1% (continued)
Range Resources Corp., 144A (a)	4.750%	02/15/30	$260,000	$254,313
SM Energy Co.	6.500%	07/15/28	1,325,000	1,333,636
				5,795,976
Media - Cable - 4.3%
Nexstar Escrow, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,382,990
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,350,311
				2,733,301
Media - Non-Cable - 4.4%
Discovery Communications, Inc.	3.625%	05/15/30	885,000	817,568
Lamar Media Corp.	3.750%	02/15/28	1,025,000	996,505
Lamar Media Corp.	4.875%	01/15/29	815,000	807,683
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	219,610
				2,841,366
Metals / Mining - 2.0%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,319,000	1,312,984

Packaging - 2.8%
Crown Americas LLC	5.250%	04/01/30	450,000	456,014
Silgan Holdings, Inc.	4.125%	02/01/28	1,358,000	1,325,491
				1,781,505
Pharmaceuticals - 2.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	1,303,000	1,279,836

Restaurants - 1.5%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	955,538

Retail Stores - 5.6%
Asbury Automotive Group, Inc.	4.500%	03/01/28	1,225,000	1,210,020
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,064,000	1,034,007
L Brands, Inc.	5.250%	02/01/28	1,303,000	1,310,488
				3,554,515

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Services - 4.0%
AECOM, 144A (a)	6.000%	08/01/33	$930,000	$950,823
Service Corp. International	4.625%	12/15/27	1,300,000	1,293,643
TopBuild Corp., 144A (a)	3.625%	03/15/29	347,000	332,672
				2,577,138
Transportation Services - 2.2%
XPO Logistics, Inc.	6.700%	05/01/34	1,290,000	1,381,913

Vehicle Parts - 2.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	979,000	972,322
Allison Transmission, Inc., 144A (a)	3.750%	01/30/31	354,000	327,058
				1,299,380
Wireline Telecommunications - 0.7%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	481,000	480,460

Utility - 7.1%
Electric - 7.1%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,352,000	1,249,957
PG&E Corp.	5.000%	07/01/28	1,050,000	1,040,281
PG&E Corp.	5.250%	07/01/30	704,000	694,246

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.4% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 7.1% (Continued)
Electric - 7.1% (Continued)
Vistra Operations Corp., 144A (a)	6.875%	04/15/32	$1,490,000	$1,558,356
				4,542,840

Investments at Value - 96.4% (Cost $62,466,088)				$61,657,109

Other Assets in Excess of Liabilities - 3.6%				2,307,481

Net Assets - 100.0%				$63,964,590

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 84.6%	Coupon	Maturity	Par Value	Value
CMBS - 1.1%
Multi-Family Housing - 1.1%
Federal Home Loan Mortgage Corp., Series ML-28	4.095%	11/25/42	$2,000,000	$1,963,441

General Obligation - 17.6%
Local - 17.6%
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,426,820
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,383,757
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,366,138
City of Austin TX, Series 2025	5.000%	09/01/43	1,000,000	1,075,929
City of Houston Texas, Series 2025	5.000%	03/01/42	1,000,000	1,071,001
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	436,989
Eanes Independent School District, Series 2025	5.250%	08/01/42	835,000	904,478
Fairfield Independent School District, Series 2025	5.250%	08/15/41	450,000	492,386
Fairfield Independent School District, Series 2025	5.250%	08/15/42	570,000	617,609
Fairfield Independent School District, Series 2025	5.250%	08/15/43	345,000	371,856
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	162,821
Hays Consolidated Independent School District, Series 2025	5.250%	02/15/42	1,500,000	1,633,439
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/40	490,000	560,656
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/41	400,000	454,204
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/43	250,000	279,635

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.6% (continued)
Local - 17.6% (Continued)
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/44	$525,000	$584,911
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/45	500,000	556,445
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	421,462
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,468,022
Northwest Independent School District, Series 2025	5.000%	02/15/43	1,100,000	1,166,277
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/40	530,000	579,745
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/41	880,000	956,041
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	445,895
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	569,592
Public Energy Authority of Kentucky, Series 2020-A	4.000%	12/01/50	70,000	70,526
Public Energy Authority of Kentucky, Series 2025-A	5.250%	06/01/55	560,000	600,596
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	623,741
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	476,268
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,113,506
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,856,803
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	485,563

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 17.6% (continued)
Local - 17.6% (Continued)
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	$540,000	$488,739
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	486,435
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	674,963
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	99,412
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	210,442
Wayne County Michigan Grosse Ile Township Schools, Series 2025-2	5.000%	05/01/41	250,000	270,400
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	104,176
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	378,129
				31,925,807
Local Authority - 3.1%
Education - 2.6%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	154,780
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	4,550,000	4,547,338
				4,702,118
Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	1,000,000	963,502

Revenue - 60.6%
Education - 0.0% (d)
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	60,000	59,629

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Education - 0.0% (d) (Continued)
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	$15,000	$12,932
				72,561
Healthcare - 1.2%
Illinois Finance Authority, Series 2019	4.062%	11/01/34	2,000,000	1,998,101
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	100,131
				2,098,232
Housing - 29.6%
California State Department of Veteran Affairs, Series 2016-B	3.375%	12/01/41	345,000	317,572
Connecticut Housing Finance Authority, Series 2016-E	3.000%	11/15/36	140,000	129,269
Connecticut Housing Finance Authority, Series 2016-A	3.500%	05/15/51	145,000	134,312
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (a)	3.000%	05/15/51	570,000	562,737
Federal Home Loan Mortgage Corp., Series ML-24	4.299%	05/25/41	3,461,508	3,379,029
Federal Home Loan Mortgage Corp., Series ML-21	4.617%	08/25/41	4,971,658	5,057,115
Florida Housing Finance Corp., Series 2025-F-2	3.650%	05/01/28	360,000	363,102
Florida Housing Finance Corp., Series 2025-SFR	2.850%	10/01/43	715,000	711,646
Florida Housing Finance Corp., Series 2024-L (a)	3.500%	07/01/58	2,000,000	2,022,870
Georgia Housing & Finance Authority, Series 2016-A	3.350%	12/01/41	505,000	453,856
Georgia Housing & Finance Authority, Series 2017-B	3.550%	12/01/42	70,000	63,324
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	1,250,000	1,299,604
Georgia Housing & Finance Authority, Series 2017-B	3.600%	06/01/44	125,000	113,248

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Housing - 29.6% (Continued)
Georgia Housing & Finance Authority, Series 2016-B-1	3.500%	12/01/46	$40,000	$34,609
Harrisonburg Redevelopment & Housing Authority, Series 2023 (a)	4.000%	12/01/27	700,000	700,752
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,055,216
Illinois Housing Development Authority, Series 2023 (a)	5.000%	02/01/27	2,000,000	2,012,510
Indiana Housing & Community Development Authority, Series 2024-C-1 (a)	5.000%	07/01/44	750,000	764,908
Lee County Florida Housing Finance Authority, Series 2025	3.500%	12/01/42	1,000,000	1,008,625
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	458,538
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,869,958
Michigan State Housing Development Authority, Series 2019-B	3.100%	12/01/44	90,000	73,389
Minnesota State Housing Finance Agency, Series 2021-F (a)	1.850%	07/01/32	470,000	412,570
Missouri Housing Development Commission, Series 2016-B	3.100%	11/01/41	20,000	17,474
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	528,153
Nebraska Investment Finance Authority, Series 2024-E	5.000%	03/01/49	1,750,000	1,789,496
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,405,428
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	182,950
New Mexico Mortgage Finance Authority, Series 2023	3.730%	02/01/42	900,000	900,644

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Housing - 29.6% (Continued)
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	$395,000	$342,024
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,500,212
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	510,891
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	369,574
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	290,000	282,352
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	723,371
New York State Mortgage Agency, Series 195	3.550%	04/01/40	15,000	13,992
New York State Mortgage Agency, Series 203	3.500%	10/01/41	130,000	116,636
New York State Mortgage Agency, Series 189	3.850%	10/01/44	20,000	18,173
New York State Mortgage Agency, Series 190	3.850%	10/01/45	10,000	8,958
Norfolk Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	325,000	328,595
Ohio Housing Finance Agency, Series 2024-C (a)	7.500%	03/01/49	2,395,000	2,890,041
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	621,875
Pennsylvania Housing Finance Agency, Series 2015-117-B (a)	3.900%	10/01/35	1,530,000	1,530,118
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2015-118B	3.800%	10/01/35	50,000	50,001
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-120	3.200%	04/01/40	185,000	160,637

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Housing - 29.6% (Continued)
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-121	3.200%	10/01/41	$210,000	$179,555
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/44	1,450,000	1,484,682
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	631,346
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	312,261
South Dakota Housing Development Authority, Series 2020-C (a)	3.500%	05/01/51	500,000	499,731
Texas Department of Housing & Community Affairs, Series 2019-A (a)	3.625%	09/01/44	915,000	812,906
Utah Housing Corp., Series 2021-IA	2.500%	08/21/51	5,987,123	5,117,002
Virginia Housing Development Authority, Series 2012-C-2	3.450%	04/01/38	400,000	380,175
Washington State Housing Finance Commission, Series 2013 1N	3.500%	12/01/33	535,000	535,017
West Virginia Housing Development Fund, Series 2019-B	3.050%	11/01/44	155,000	124,271
West Virginia Housing Development Fund, Series 2020-A	2.750%	11/01/45	1,025,000	765,999
West Virginia Housing Development Fund, Series 2020-A	2.800%	11/01/50	920,000	656,109
West Virginia Housing Development Fund, Series 2024-A	4.650%	11/01/54	10,000	9,882
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,110,000	976,747
				53,776,037
Industrial Development - 6.8%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,543,377

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Industrial Development - 6.8% (Continued)
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	$1,900,000	$1,657,803
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Series 2024 (a)	3.750%	12/01/27	3,000,000	3,000,436
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	489,373
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	667,125
South Carolina Jobs-Economic Development Authority, Series 2024 (c)	3.700%	12/15/27	3,000,000	3,002,941
				12,361,055
Lease / Rent - 2.4%
City of Omaha Public Facilities Corp., Series 2025-C	5.000%	04/15/42	1,180,000	1,266,622
City of Omaha Public Facilities Corp., Series 2025-C	5.000%	04/15/43	1,565,000	1,668,688
Noblesville High School Building Corp., Series 2023 (a)	6.000%	01/15/43	830,000	933,153
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/40	500,000	272,543
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/41	300,000	154,639
				4,295,645
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	46,240

Recreation - 1.6%
City of Fort Worth Texas, Series 2025	5.500%	03/01/42	400,000	432,559
City of Fort Worth Texas, Series 2025	5.500%	03/01/43	210,000	224,959

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Recreation - 1.6% (Continued)
City of Fort Worth Texas, Series 2025	5.500%	03/01/44	$2,195,000	$2,333,422
				2,990,940
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	149,923

Tax - 2.7%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	2,000,000	2,003,560
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	901,097
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	401,988
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	525,215
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	995,000	978,637
				4,810,497
Transportation - 6.9%
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	750,471
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/43	1,240,000	1,344,377
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/44	2,250,000	2,426,357
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,180,000
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,555,726

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Transportation - 6.9% (Continued)
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	$735,000	$697,428
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	400,000	405,298
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	510,000	544,147
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,132
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	454,486
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	256,268
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	519,666
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	1,000,000	993,096
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	395,967
Wayne County Airport Authority, Series 2025-A	5.250%	12/01/43	1,000,000	1,082,784
				12,611,203
Utilities - 9.3%
Black Belt Energy Gas District, Series 2021-B	4.000%	10/01/52	55,000	55,661
California Community Choice Financing Authority, Series 2024-E	5.000%	02/01/55	1,715,000	1,872,120
King County Washington Sewer Revenue, Series 2020-B (a)	0.875%	01/01/42	975,000	967,349
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,319,224
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	206,219

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 60.6% (continued)
Utilities - 9.3% (Continued)
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	$1,125,000	$1,023,401
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	605,456
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,723,510
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	539,075
Southern California Public Power Authority No. 1, Series 2007-B	4.524%	11/01/38	5,550,000	5,360,701
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/36	200,000	193,616
				16,866,332
Variable Rate Demand Note - 2.2%
Variable Rate Demand Note - 2.2%
Iowa Finance Authority, Series 2019-E	2.900%	01/01/49	4,000,000	4,000,000

Total Municipal Bonds (Cost $154,422,210)				$153,633,533

CORPORATE BONDS - 4.6%	Coupon	Maturity	Par Value	Value
Industrial - 4.6%
Services - 4.6%
IPMI 3 LLC, 144A, Series 2021 (e) (Cost $9,061,840)	3.900%	12/01/28	$9,000,000	$8,285,306

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 4.5%	Coupon	Maturity	Par Value	Value
United States Treasury Notes	4.500%	11/15/25	$245,000	$245,106
United States Treasury Notes	4.875%	11/30/25	8,000,000	8,009,375
Total U.S. Treasury Bonds & Notes (Cost $8,251,831)				$8,254,481

Investments at Value - 93.7% (Cost $171,735,881)				$170,173,320

Other Assets in Excess of Liabilities - 6.3%				11,530,484

Net Assets - 100.0%				$181,703,804

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,124,254, which represents 5.0% of net assets as of September 30, 2025.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 88.5%	Coupon	Maturity	Par Value	Value
Certificate Participation - 9.3%
Lease / Rent - 9.3%
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/37	$500,000	$546,911
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/38	500,000	542,595
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/39	600,000	646,663
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/40	970,000	1,037,001
Adams County Colorado COP, Series 2024	5.250%	12/01/49	6,000,000	6,360,673
City of Aurora Colorado COP, Series 2017 (b)	5.000%	12/01/35	615,000	624,961
City of Aurora Colorado COP, Series 2025	5.250%	12/01/45	525,000	560,378
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,041,696
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/30	350,000	368,305
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/31	350,000	366,506
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/32	225,000	234,070
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/33	240,000	248,748
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/40	720,000	773,974
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/41	510,000	542,879
Fraser Valley Metropolitan Recreation District COP, Series 2023 (b)	5.250%	12/01/53	500,000	514,435
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	480,916
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	524,304
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	666,502
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	513,799
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,558,579

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 9.3% (continued)
Lease / Rent - 9.3% (continued)
Moffat County Colorado COP, Series 2021 (b)	4.000%	03/01/46	$4,060,000	$3,614,450
Platteville-Gilcrest Fire Protection District COP, Series 2018 (b)	5.000%	12/01/33	175,000	184,611
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	520,201
Telluride Colorado COP, Series 2025	5.000%	12/01/45	350,000	363,285
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,445,180
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	2,650,000	2,780,088
				29,061,710
General Obligation - 13.1%
Local - 13.1%
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/40	2,000,000	2,309,277
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/41	4,250,000	4,847,938
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/42	3,150,000	3,557,434
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	655,922
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	559,680
Bradburn Metropolitan District No. 2, Series 2018-A (b)	5.000%	12/01/38	600,000	601,183
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/34	115,000	124,300
Cornerstar Metropolitan District, Series 2017-A (b)	5.125%	12/01/37	1,000,000	991,857
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	74,849

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.1% (continued)
Local - 13.1% (continued)
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	$570,000	$598,400
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	986,035
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)	2.375%	12/01/39	750,000	558,156
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,455,476
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	135,440
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (b)	5.000%	12/01/47	6,500,000	6,766,472
Hogback Metropolitan District Colorado, Series 2021-A (b)	5.000%	12/01/41	700,000	668,422
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (a)	5.000%	12/01/44	260,000	269,992
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (a)	4.375%	12/01/44	1,000,000	950,576
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (a)	4.500%	12/01/49	2,100,000	1,976,603
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.250%	12/01/42	625,000	660,988
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.000%	12/01/52	1,000,000	1,018,179
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	177,310
Raindance Metropolitan District No. 2, BAM, Series 2024 (a)	4.000%	12/01/44	1,800,000	1,664,857
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	208,840
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,854,033

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.1% (continued)
Local - 13.1% (continued)
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (a)	5.000%	12/01/26	$155,000	$158,184
St. Vrain Valley School District RE-1J, Series 2024	5.000%	12/15/25	245,000	246,154
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (a)	5.000%	12/01/39	600,000	633,832
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (a)	5.000%	12/01/43	325,000	336,159
				41,046,548
Local Authority - 3.8%
Education - 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (a)	4.800%	12/01/27	2,000,000	2,031,876

Housing - 1.3%
Colorado Housing and Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	499,237
Colorado Housing and Finance Authority, Series 2023-J	4.684%	05/01/26	1,430,000	1,436,310
Colorado Housing and Finance Authority, Series 2024-G-1	4.339%	05/01/26	145,000	145,354
Colorado Housing and Finance Authority, Series 2023-C (b)	5.082%	10/01/26	2,000,000	2,005,929
				4,086,830
Local - 1.3%
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	425,524
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	227,077
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,985,399
Garfield County School District No. RE-2, Series 2012-B (b)	3.050%	12/01/26	500,000	495,861
				4,133,861

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.8% (continued)
Recreation - 0.2%
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	$500,000	$499,314

Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (b)	5.875%	12/01/38	775,000	775,034
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	429,553
				1,204,587
Revenue - 49.8%
Education - 4.6%
Board of Trustees of the Colorado School of Mines, Series 2025-A	5.000%	12/01/37	515,000	574,697
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (a)	5.250%	12/01/47	1,000,000	1,055,689
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (a)	5.250%	12/01/52	6,835,000	7,146,805
Board of Trustees of the Colorado School of Mines, MBIA, Series 1999 (a)	0.000%	12/01/25	450,000	447,393
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	10/01/34	1,975,000	1,682,393
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	05/01/35	3,145,000	3,159,162
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	508,263
				14,574,402
Healthcare - 1.0%
Colorado Health Facilities Authority, Series 2017-A (b)	5.000%	05/15/30	710,000	732,571
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,637,541
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	333,316

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.8% (continued)
Healthcare - 1.0% (continued)
Colorado Health Facilities Authority, Series 2023-A (b)	4.000%	05/15/41	$500,000	$448,729
				3,152,157
Housing - 26.1%
Colorado Housing and Finance Authority, Series 2023-B-2 (b)	3.350%	10/01/26	5,290,000	5,295,356
Colorado Housing and Finance Authority, Series 2024	3.050%	10/01/27	2,700,000	2,705,088
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	723,441
Colorado Housing and Finance Authority, Series 2025-F-2	3.800%	04/01/28	6,000,000	6,081,196
Colorado Housing and Finance Authority, Series 2025-G-2	3.400%	10/01/29	2,600,000	2,638,864
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	480,000	374,925
Colorado Housing and Finance Authority, Series 2024-A	4.480%	10/01/40	3,000,000	2,983,259
Colorado Housing and Finance Authority, Series 2024	3.500%	11/01/43	2,350,000	2,356,776
Colorado Housing and Finance Authority, Series 2025	3.375%	07/01/44	4,160,000	4,202,571
Colorado Housing and Finance Authority, Series 2023-B-1 (b)	4.700%	10/01/48	275,000	276,185
Colorado Housing and Finance Authority, Series 2019-E	4.250%	05/01/49	475,000	479,948
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	790,000	798,850
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	620,000	627,888
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	325,000	321,451
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	4,725,000	4,692,790

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.8% (continued)
Housing - 26.1% (continued)
Colorado Housing and Finance Authority, Series 2022-K	6.000%	11/01/52	$2,020,000	$2,153,313
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	6,690,000	7,167,181
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	10,000,000	11,092,068
Colorado Housing and Finance Authority, Series 2025-F	6.500%	05/01/55	6,500,000	7,405,238
Colorado Housing and Finance Authority, Series 2025-M	6.250%	11/01/55	5,000,000	5,601,256
Denver Colorado Multifamily Housing, Series 2025-B	5.000%	10/01/28	1,000,000	1,039,935
Denver Colorado Multifamily Housing, Series 2025-F-2	4.700%	10/01/42	3,500,000	3,623,242
Eagle County Housing and Development Authority, Series 2025	3.550%	12/01/45	3,260,000	3,283,544
Maiker Housing Partners Multifamily Housing, Series 2023 (b)	4.500%	05/01/42	6,000,000	6,044,131
				81,968,496
Other - 3.4%
Colorado Educational & Cultural Facilities Authority, Series 2016-A (b)	5.000%	12/15/31	715,000	730,439
Colorado Educational & Cultural Facilities Authority, Series 2014 (b)	5.000%	10/01/32	1,340,000	1,341,575
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	06/01/36	1,580,000	1,590,085
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	07/01/36	1,000,000	1,000,774
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)(c)	5.000%	07/01/36	1,000,000	1,004,584
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	08/01/36	1,140,000	1,148,314
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/45	800,000	806,933

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.8% (continued)
Other - 3.4% (continued)
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/55	$1,330,000	$1,326,397
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.375%	12/01/60	1,600,000	1,604,822
				10,553,923
Public Services - 5.0%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (b)	5.000%	06/01/37	235,000	235,093
Park Creek Metropolitan District, Series 2015-A (b)	5.000%	12/01/27	620,000	622,022
Park Creek Metropolitan District, Series 2017-A (b)	5.000%	12/01/36	300,000	300,347
Park Creek Metropolitan District, Series 2017-A (b)	5.000%	12/01/37	400,000	400,354
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/37	370,000	399,596
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/38	655,000	703,399
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/39	730,000	778,412
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/41	500,000	526,181
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/42	500,000	522,723
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	10,838,268
Sterling Ranch Community Authority Colorado, Series 2020-A (b)	3.750%	12/01/40	500,000	449,188
				15,775,583
Tax - 1.4%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	3,400,000	3,406,052

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.8% (continued)
Tax - 1.4% (continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	$1,100,000	$1,101,341
				4,507,393
Transportation - 3.8%
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,703,911
E-470 Public Highway Authority, Series 2024-B	3.537%	09/01/39	3,000,000	2,993,610
Grand Junction Regional Airport Authority, NPFG, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,176,627
				11,874,148
Utilities - 4.5%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,453,901
Public Authority for Colorado Energy, Series 2008	6.500%	11/15/38	3,000,000	3,625,283
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.571%	07/01/29	290,000	279,119
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/33	1,350,000	1,405,539
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/38	1,000,000	1,024,571
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/43	1,500,000	1,586,982
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/44	2,750,000	2,893,711
				14,269,106
Variable Rate Demand Note - 12.5%
City of Colorado Springs Colorado Utilities System, Series 2006-B	3.120%	11/01/36	6,825,000	6,825,000
City of Colorado Springs Colorado Utilities System, Series 2007-A (b)(d)	2.870%	11/01/37	7,600,000	7,600,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 88.5% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 12.5% (continued)
Colorado Health Facilities Authority, Series 2022-E	3.700%	05/15/62	$12,000,000	$12,000,000
Colorado Health Facilities Authority, Series 2022-F	2.900%	05/15/62	11,500,000	11,500,000
Colorado Health Facilities Authority, Series 2024-E	3.900%	05/15/64	1,500,000	1,500,000
				39,425,000

Total Municipal Bonds (Cost $283,325,204)				$278,164,934

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BILLS & NOTES - 7.6%	Coupon	Maturity	Par Value	Value
Unites States Treasury	4.430%(e)	10/30/25	$5,000,000	$4,983,671
Unites States Treasury	4.500%	11/15/25	4,000,000	4,001,719
United States Treasury	0.375%	01/31/26	11,000,000	10,869,074
United States Treasury	4.625%	03/15/26	4,000,000	4,013,406
Total U.S. Treasury Bonds & Notes (Cost $23,849,410)				$23,867,870

Investments at Value - 96.1% (Cost $307,174,614)				$302,032,804

Other Assets in Excess of Liabilities - 3.9%				12,285,364

Net Assets - 100.0%				$314,318,168

(a)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,647,417, which represents 1.8% of net assets as of September 30, 2025.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 6.6%
Media & Entertainment - 6.6%
Alphabet, Inc. - Class C	6,800	$1,656,140

Consumer Discretionary - 14.0%
Consumer Discretionary Distribution & Retail - 12.3%
Amazon.com, Inc. (a)	6,000	1,317,420
AutoZone, Inc. (a)	100	429,024
TJX Cos., Inc. (The)	9,250	1,336,995
		3,083,439
Consumer Services - 1.7%
Starbucks Corp.	5,000	423,000

Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 3.7%
Costco Wholesale Corp.	1,000	925,630

Energy - 0.9%
Energy - 0.9%
Chevron Corp.	1,500	232,935

Financials - 20.8%
Banks - 5.1%
JPMorgan Chase & Co.	4,000	1,261,720

Financial Services - 11.3%
Ares Management Corp. - Class A	8,000	1,279,120
S&P Global, Inc.	750	365,033
Visa, Inc. - Class A	3,450	1,177,761
		2,821,914
Insurance - 4.4%
Progressive Corp. (The)	4,500	1,111,275

Health Care - 11.9%
Health Care Equipment & Services - 4.8%
Intuitive Surgical, Inc. (a)	1,000	447,230

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Health Care Equipment & Services - 4.8% (Continued)
Stryker Corp.	2,000	$739,340
		1,186,570
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Danaher Corp.	2,250	446,085
Eli Lilly & Co.	800	610,400
Regeneron Pharmaceuticals, Inc.	500	281,135
Thermo Fisher Scientific, Inc.	900	436,518
		1,774,138
Industrials - 5.6%
Capital Goods - 2.5%
Deere & Co.	400	182,904
EnerSys	4,000	451,840
		634,744
Commercial & Professional Services - 3.1%
Tetra Tech, Inc.	23,000	767,740

Information Technology - 32.4%
Semiconductors & Semiconductor Equipment - 11.0%
Broadcom, Inc.	800	263,928
NVIDIA Corp.	13,325	2,486,178
		2,750,106
Software & Services - 16.3%
Accenture PLC - Class A (Ireland)	2,500	616,500
Fair Isaac Corp. (a)	500	748,265
Microsoft Corp.	3,740	1,937,133
Roper Technologies, Inc.	600	299,214
ServiceNow, Inc. (a)	500	460,140
		4,061,252
Technology Hardware & Equipment - 5.1%
Apple, Inc.	5,000	1,273,150

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Materials - 3.3%
Materials - 3.3%
Ecolab, Inc.	3,000	$821,580

Investments at Value - 99.2% (Cost $5,991,982)		$24,785,333

Other Assets in Excess of Liabilities - 0.8%		204,686

Net Assets - 100.0%		$24,990,019

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 100.4%	Shares	Value
Communication Services - 10.9%
Media & Entertainment - 10.9%
Alphabet, Inc. - Class C	11,067	$2,695,368

Consumer Discretionary - 6.4%
Consumer Discretionary Distribution & Retail - 6.4%
Home Depot, Inc. (The)	699	283,228
Murphy USA, Inc.	3,306	1,283,587
		1,566,815
Consumer Staples - 1.7%
Food, Beverage & Tobacco - 1.7%
PepsiCo, Inc.	3,000	421,320

Energy - 12.5%
Energy - 12.5%
Murphy Oil Corp.	32,034	910,086
Shell PLC ADR (United Kingdom)	30,526	2,183,525
		3,093,611
Financials - 27.8%
Financial Services - 26.3%
Ares Management Corp. - Class A	4,618	738,372
Bank of New York Mellon Corp. (The)	26,566	2,894,631
Corpay, Inc. (a)	600	172,836
Jefferies Financial Group, Inc.	41,064	2,686,407
		6,492,246
Insurance - 1.5%
Progressive Corp. (The)	1,489	367,709

Health Care - 4.5%
Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
AbbVie, Inc.	1,960	453,818
Eli Lilly & Co.	550	419,650
Thermo Fisher Scientific, Inc.	491	238,145
		1,111,613

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Industrials - 19.4%
Capital Goods - 14.5%
Deere & Co.	350	$160,041
General Dynamics Corp.	10,000	3,410,000
		3,570,041
Commercial & Professional Services - 4.9%
Automatic Data Processing, Inc.	4,163	1,221,840

Information Technology - 17.2%
Software & Services - 10.5%
Microsoft Corp.	5,000	2,589,750

Technology Hardware & Equipment - 6.7%
Apple, Inc.	6,500	1,655,095

Investments at Value - 100.4% (Cost $2,954,909)		$24,785,408

Liabilities in Excess of Other Assets - (0.4%)		(94,203)

Net Assets - 100.0%		$24,691,205

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS STATEMENT OF INVESTMENTS September 30, 2025 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.